UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03599

Name of Fund:	The Royce Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:

John E. Denneen, Esq.

Royce & Associates, LP

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2018

Date of reporting period: 9/30/2018

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.4%

Consumer Discretionary – 7.7%
Auto Components - 2.1%
Gentex Corporation	76,096	$1,633,020
Nokian Renkaat	44,500	1,823,320

		3,456,340

Automobiles - 0.6%
Thor Industries	12,840	1,074,708

Hotels, Restaurants & Leisure - 0.1%
Cheesecake Factory	3,129	167,527

Household Durables - 1.9%
Hunter Douglas	25,000	1,875,096
La-Z-Boy	42,748	1,350,837

		3,225,933

Specialty Retail - 2.1%
American Eagle Outfitters	43,531	1,080,875
Caleres	4,578	164,167
DSW Cl. A	26,815	908,492
USS	70,000	1,299,331

		3,452,865

Textiles, Apparel & Luxury Goods - 0.9%
HUGO BOSS	12,300	947,111
Steven Madden	9,519	503,555

		1,450,666

Total		12,828,039

Consumer Staples – 0.4%
Food & Staples Retailing - 0.4%
FamilyMart UNY Holdings	6,000	624,714

Total		624,714

Energy – 6.0%
Energy Equipment & Services - 3.9%
Helmerich & Payne	39,404	2,709,813
TGS-NOPEC Geophysical	90,900	3,704,688

		6,414,501

Oil, Gas & Consumable Fuels - 2.1%
Cimarex Energy	19,300	1,793,742
Gaztransport Et Technigaz	22,700	1,721,037

		3,514,779

Total		9,929,280

Financials – 28.2%
Banks - 3.9%
Bank of Georgia Group	49,400	1,101,936
BOK Financial	21,414	2,083,154
City Holding Company	7,389	567,475
First Republic Bank	29,200	2,803,200

		6,555,765

Capital Markets - 21.3%
Ashmore Group	459,000	2,177,669
AURELIUS Equity Opportunities	9,000	476,286
B3-Brasil, Bolsa, Balcao	275,000	1,593,394
Bolsa Mexicana de Valores	1,234,000	2,524,840
Carlyle Group L.P.	122,300	2,757,865
Coronation Fund Managers	192,000	731,681
Federated Investors Cl. B	56,600	1,365,192
Georgia Capital [1]	49,400	718,312
Gluskin Sheff + Associates	51,700	597,193
Houlihan Lokey Cl. A	16,100	723,373
Jupiter Fund Management	282,000	1,489,716
KKR & Co. Cl. A	165,600	4,515,912
Lazard Cl. A	29,600	1,424,648
Moelis & Company Cl. A	19,020	1,042,296
Northern Trust	23,300	2,379,629
SEI Investments	47,400	2,896,140
Sprott	735,700	1,714,440
State Street	23,200	1,943,696
TD Ameritrade Holding Corporation	46,900	2,477,727
Value Partners Group	2,272,200	1,808,275

		35,358,284

Diversified Financial Services - 1.0%
Jefferies Financial Group	74,600	1,638,216

Insurance - 1.1%
Reinsurance Group of America	12,605	1,822,179

Thrifts & Mortgage Finance - 0.9%
Genworth MI Canada	47,548	1,567,816

Total		46,942,260

Health Care – 3.0%
Health Care Equipment & Supplies - 1.3%
DENTSPLY SIRONA	57,500	2,170,050

Health Care Providers & Services - 0.2%
Ensign Group (The)	9,551	362,174

Pharmaceuticals - 1.5%
Recordati	48,800	1,652,184
Santen Pharmaceutical	52,000	824,256

		2,476,440

Total		5,008,664

Industrials – 30.4%
Aerospace & Defense - 2.6%
HEICO Corporation Cl. A	56,820	4,289,910

Air Freight & Logistics - 1.7%
Expeditors International of Washington	39,100	2,875,023

Airlines - 2.0%
Allegiant Travel	11,900	1,508,920
Hawaiian Holdings	45,776	1,835,618

		3,344,538

Building Products - 1.5%
Apogee Enterprises	11,200	462,784
Geberit	1,000	463,827
TOTO	37,000	1,535,425

		2,462,036

Commercial Services & Supplies - 0.9%
Herman Miller	37,976	1,458,278

Construction & Engineering - 1.8%
Comfort Systems USA	3,192	180,029
KBR	132,800	2,806,064

		2,986,093

Electrical Equipment - 1.7%
EnerSys	8,791	765,960
Hubbell Cl. B	15,900	2,123,763

		2,889,723

Machinery - 12.6%
Alamo Group	6,448	590,701
Donaldson Company	60,700	3,536,382
Federal Signal	6,729	180,203
Graco	63,000	2,919,420
IDEX Corporation	23,800	3,585,708
Lincoln Electric Holdings	13,150	1,228,736
Lindsay Corporation	26,700	2,676,408
Pfeiffer Vacuum Technology	12,000	1,781,980
Spirax-Sarco Engineering	27,400	2,607,062
Wabash National	98,292	1,791,863

		20,898,463

Marine - 1.3%
Clarkson	60,700	2,136,143

Professional Services - 2.0%
Korn/Ferry International	9,601	472,753
ManpowerGroup	28,300	2,432,668
Robert Half International	4,764	335,290

		3,240,711

Road & Rail - 0.2%
Werner Enterprises	10,850	383,547

Trading Companies & Distributors - 2.1%
Applied Industrial Technologies	45,600	3,568,200

Total		50,532,665

Information Technology – 7.5%
Electronic Equipment, Instruments & Components - 6.0%
Benchmark Electronics	50,673	1,185,748
FLIR Systems	91,500	5,624,505
Methode Electronics	40,038	1,449,376
Vishay Intertechnology	89,163	1,814,467

		10,074,096

Semiconductors & Semiconductor Equipment - 1.1%
MKS Instruments	22,422	1,797,123

Software - 0.4%
SimCorp	7,000	605,957

Total		12,477,176

Materials – 13.7%
Chemicals - 2.5%
Quaker Chemical	20,500	4,145,305

Containers & Packaging - 2.6%
AptarGroup	36,900	3,975,606
Greif Cl. A	7,800	418,548

		4,394,154

Metals & Mining - 8.6%
Carpenter Technology	47,400	2,794,230
Compass Minerals International	35,100	2,358,720
Franco-Nevada Corporation	33,000	2,064,150
Reliance Steel & Aluminum	35,400	3,019,266
Royal Gold	19,300	1,487,258
Worthington Industries	58,500	2,536,560

		14,260,184

Total		22,799,643

Real Estate – 0.4%
Real Estate Management & Development - 0.4%
Relo Group	23,000	676,113

Total		676,113

Utilities – 1.1%
Water Utilities - 1.1%
Aqua America	49,800	1,837,620

Total		1,837,620

TOTAL COMMON STOCKS
(Cost $101,917,615)		163,656,174

REPURCHASE AGREEMENT – 1.5%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $2,535,089 (collateralized
by obligations of various U.S. Government
Agencies, 3.75% due 11/15/43, valued at $2,589,108)
(Cost $2,535,000)		2,535,000

TOTAL INVESTMENTS – 99.9%
(Cost $104,452,615)		166,191,174

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.1%		241,182

NET ASSETS – 100.0%		$166,432,356

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL FINANCIAL SERVICES FUND
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.0%

Banks - 19.9%
Bank of Princeton [1]	5,000	$152,700
Bank OZK	5,900	223,964
BankUnited	4,100	145,140
BOK Financial	11,000	1,070,080
Bryn Mawr Bank	10,000	469,000
Canadian Western Bank	14,000	369,605
Capital City Bank Group	26,822	626,025
Chemung Financial	14,512	615,744
County Bancorp	15,895	398,965
First Citizens BancShares Cl. A	2,960	1,338,749
First Republic Bank	8,000	768,000
Live Oak Bancshares	22,500	603,000
Popular	27,500	1,409,375
State Bank Financial	12,500	377,250
TriState Capital Holdings [1]	11,600	320,160
Umpqua Holdings	17,400	361,920
Webster Financial	14,600	860,816

Total		10,110,493

Capital Markets - 46.5%
Affiliated Managers Group	5,000	683,600
Ares Management L.P.	32,900	763,280
Ashmore Group	216,000	1,024,785
Associated Capital Group Cl. A	7,000	297,850
B3-Brasil, Bolsa, Balcao	61,000	353,444
Bolsa Mexicana de Valores	174,000	356,015
Canaccord Genuity Group	133,000	710,487
Carlyle Group L.P.	41,700	940,335
Charles Schwab (The) Corporation	8,400	412,860
Coronation Fund Managers	61,200	233,223
CRISIL	14,000	337,012
Edelweiss Financial Services	155,000	411,609
Edmond de Rothschild (Suisse)	30	501,325
Egyptian Financial Group-Hermes
Holding Company [1]	307,987	297,503
Gluskin Sheff + Associates	63,400	732,341
GMP Capital	108,000	190,640
Great Elm Capital Group [1]	115,545	375,521
Hamilton Lane Cl. A	11,500	509,220
Hellenic Exchanges - Athens Stock Exchange	50,000	253,690
Intermediate Capital Group	39,111	555,653
INTL FCStone [1]	12,870	621,878
IOOF Holdings	55,000	323,620
JSE	51,000	574,114
Jupiter Fund Management	106,900	564,719
KKR & Co. Cl. A	23,900	651,753
Lazard Cl. A	3,700	178,081
MarketAxess Holdings	4,600	821,054
MVC Capital	47,100	454,515
Northern Trust	6,600	674,058
NZX	580,000	422,898
Rothschild & Co	27,700	1,173,880
SEI Investments	15,900	971,490
Silvercrest Asset Management Group Cl. A	41,600	576,160
Singapore Exchange	114,300	616,211
Sprott	500,000	1,165,176
TD Ameritrade Holding Corporation	8,680	458,564
U.S. Global Investors Cl. A	183,900	279,528
UOB-Kay Hian Holdings	129,000	118,898
Value Partners Group	772,000	614,377
Virtu Financial Cl. A	47,400	969,330
VZ Holding	3,350	996,739
Warsaw Stock Exchange	19,000	229,074
Westaim Corporation [1]	105,000	260,945

Total		23,657,455

Consumer Finance - 0.6%
Currency Exchange International [1]	13,000	307,274

Total		307,274

Diversified Financial Services - 1.4%
ECN Capital	75,000	218,906
Onex Corporation	5,000	341,927
SHUAA Capital	580,000	157,909

Total		718,742

Equity Real Estate Investment Trusts (REITs) - 0.4%
Colony Capital Cl. A	31,500	191,835

Total		191,835

Hotels, Restaurants & Leisure - 0.6%
Thomas Cook (India)	94,000	289,171

Total		289,171

Insurance - 7.5%
E-L Financial	2,365	1,492,716
First American Financial	3,900	201,201
Jardine Lloyd Thompson Group	11,900	294,078
MBIA [1]	95,300	1,018,757
National Western Life Group Cl. A	2,475	790,020

Total		3,796,772

IT Services - 1.9%
Cass Information Systems	4,180	272,202
GBST Holdings	105,000	143,449
PayPal Holdings [1]	6,400	562,176

Total		977,827

Marine - 1.8%
Clarkson	26,000	914,987

Total		914,987

Metals & Mining - 2.0%
Franco-Nevada Corporation	16,500	1,032,075

Total		1,032,075

Professional Services - 2.0%
IHS Markit [1]	14,000	755,440
People Corporation [1]	35,000	230,326

Total		985,766

Real Estate Management & Development - 7.6%
Altus Group	32,000	758,348
FirstService Corporation	12,600	1,066,716
FRP Holdings [1]	14,740	915,354
Midland Holdings	800,000	213,582
RMR Group Cl. A	10,000	928,000

Total		3,882,000

Software - 3.3%
Benefitfocus [1]	10,600	428,770
Bottomline Technologies [1]	12,240	889,970
Envestnet [1]	6,000	365,700

Total		1,684,440

Thrifts & Mortgage Finance - 1.7%
Axos Financial [1]	25,700	883,823

Total		883,823

Trading Companies & Distributors - 1.8%
Air Lease Cl. A	19,500	894,660

Total		894,660

TOTAL COMMON STOCKS
(Cost $38,747,112)		50,327,320

REPURCHASE AGREEMENT – 1.0%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $530,019 (collateralized
by obligations of various U.S. Government
Agencies, 3.75% due 11/15/43, valued at $544,490)
(Cost $530,000)		530,000

TOTAL INVESTMENTS – 100.0%
(Cost $39,277,112)		50,857,320

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.0)%		(9,126)

NET ASSETS – 100.0%		$50,848,194

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL DISCOVERY FUND
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.8%

Australia – 6.0%
Bingo Industries	32,800	$74,447
EML Payments [1]	93,000	106,888
Kogan.com	8,200	33,549
Steadfast Group	104,400	215,077

Total		429,961

Belgium – 1.5%
Barco	800	107,188

Total		107,188

Brazil – 2.3%
Construtora Tenda [1]	12,300	80,710
T4F Entretenimento	15,600	27,696
Tegma Gestao Logistica	14,700	60,859

Total		169,265

Canada – 7.9%
ATS Automation Tooling Systems [1]	3,700	68,807
Canadian Western Bank	7,900	208,563
Hudbay Minerals	7,100	35,855
Parex Resources [1]	8,500	144,447
Western Forest Products	69,300	113,206

Total		570,878

Chile – 1.1%
SMU [1]	255,900	77,412

Total		77,412

China – 1.9%
Hua Hong Semiconductor	42,500	91,533
Silergy Corporation	2,400	43,232

Total		134,765

Denmark – 5.5%
DFDS	4,300	212,894
Nilfisk Holding [1]	3,600	183,562

Total		396,456

Egypt – 1.7%
Commercial International Bank (Egypt)	10,200	47,813
ElSewedy Electric	77,000	76,914

Total		124,727

Germany – 2.3%
PATRIZIA Immobilien	8,700	167,073

Total		167,073

Greece – 2.0%
Sarantis	17,000	146,455

Total		146,455

Hong Kong – 4.5%
HKBN	55,100	94,457
Value Partners Group	288,000	229,198

Total		323,655

India – 2.6%
Edelweiss Financial Services	22,500	59,750
Sterlite Technologies	32,200	129,173

Total		188,923

Indonesia – 2.0%
Link Net	101,700	28,664
Media Nusantara Citra	371,400	20,064
Mitra Pinasthika Mustika	1,552,200	96,872

Total		145,600

Ireland – 1.6%
Irish Residential Properties REIT	68,700	117,891

Total		117,891

Israel – 1.2%
Nova Measuring Instruments [1]	3,200	84,192

Total		84,192

Italy – 3.0%
Cerved Group	20,100	216,685

Total		216,685

Japan – 17.7%
Ain Holdings	1,900	153,344
en-japan	1,500	75,251
Financial Products Group	13,800	132,146
Information Services International-Dentsu	2,000	74,371
Kyowa Exeo	2,400	70,234
Nihon M&A Center	3,300	99,041
Nishimoto	1,900	88,294
NSD	7,000	155,439
Open House	3,100	152,790
Outsourcing	8,900	130,578
Yumeshin Holdings	14,300	143,101

Total		1,274,589

Malaysia – 1.3%
AEON Credit Service	24,450	95,118

Total		95,118

Netherlands – 2.5%
AMG Advanced Metallurgical Group	1,100	51,010
Euronext	2,000	131,547

Total		182,557

Norway – 2.3%
Atea	10,000	162,187

Total		162,187

Portugal – 3.6%
Sonae SGPS	248,400	257,401

Total		257,401

South Africa – 1.6%
Transaction Capital	89,600	112,085

Total		112,085

South Korea – 0.9%
Hansol Chemical	900	64,828

Total		64,828

Sweden – 1.0%
Resurs Holding	9,700	72,635

Total		72,635

Taiwan – 3.8%
Chailease Holding Company	43,486	152,392
Chroma ATE	16,900	81,088
TCI	2,548	40,974

Total		274,454

Thailand – 1.4%
Muangthai Capital	66,500	99,215

Total		99,215

United Kingdom – 12.6%
Ashmore Group	45,000	213,497
Biffa	26,900	88,355
dotdigital group	47,500	62,221
FLEX LNG [1]	43,500	79,103
Hilton Food Group	4,000	50,259
Kainos Group	13,000	70,996
RPC Group	12,981	134,509
Staffline Group	4,200	67,991
Subsea 7	5,200	76,926
Warpaint London	18,800	65,548

Total		909,405

TOTAL COMMON STOCKS
(Cost $6,826,806)		6,905,600

REPURCHASE AGREEMENT – 2.7%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $193,007 (collateralized
by obligations of various U.S. Government
Agencies, 3.75% due 11/15/43, valued at $200,017)
(Cost $193,000)		193,000

TOTAL INVESTMENTS – 98.5%
(Cost $7,019,806)		7,098,600

CASH AND OTHER ASSETS
LESS LIABILITIES – 1.5%		105,000

NET ASSETS – 100.0%		$7,203,600

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL PREMIER FUND
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.3%

Australia – 12.8%
ALS	750,000	$4,846,709
Bravura Solutions	2,000,000	6,375,537
Cochlear	30,000	4,350,978
Hansen Technologies	2,367,962	6,384,571
IPH	1,500,000	6,527,335
Technology One	1,600,000	6,453,604

Total		34,938,734

Austria – 2.0%
Mayr-Melnhof Karton	42,500	5,339,091

Total		5,339,091

Brazil – 4.6%
OdontoPrev	1,900,000	6,026,668
TOTVS	1,050,000	6,525,857

Total		12,552,525

Canada – 6.5%
Altus Group	242,900	5,756,334
Computer Modelling Group	1,000,000	6,542,020
Morneau Shepell	260,000	5,448,999

Total		17,747,353

China – 2.0%
TravelSky Technology	2,100,000	5,459,005

Total		5,459,005

France – 5.7%
Lectra	77,518	2,020,552
Neurones	193,000	5,086,678
Sartorius Stedim Biotech	28,500	3,921,158
Thermador Groupe	72,500	4,579,183

Total		15,607,571

Germany – 3.9%
Amadeus Fire	47,500	5,382,630
Carl Zeiss Meditec	57,500	4,840,129
STRATEC Biomedical	5,687	427,207

Total		10,649,966

India – 3.3%
AIA Engineering	215,000	5,154,780
SH Kelkar & Company	1,396,000	3,961,335

Total		9,116,115

Italy – 1.4%
DiaSorin	37,500	3,944,669

Total		3,944,669

Japan – 21.4%
As One	80,000	5,977,821
Benefit One	90,000	2,938,743
Cosel	339,400	3,874,334
Daifuku	80,000	4,076,747
EPS Holdings	275,000	5,862,084
Medikit	44,400	2,391,551
Meitec Corporation	165,000	7,943,584
NSD	250,000	5,551,399
Relo Group	192,000	5,644,077
TKC Corporation	165,000	6,905,254
USS	400,000	7,424,749

Total		58,590,343

Netherlands – 2.6%
Intertrust	385,000	7,129,721

Total		7,129,721

New Zealand – 3.1%
Fisher & Paykel Healthcare	300,000	2,992,768
Trade Me Group	1,550,000	5,363,119

Total		8,355,887

Singapore – 1.2%
XP Power	85,000	3,279,355

Total		3,279,355

Sweden – 5.8%
Bravida Holding	640,000	5,249,680
Hexpol	510,000	5,623,692
Lagercrantz Group	500,000	4,950,829

Total		15,824,201

Switzerland – 11.1%
Burkhalter Holding	60,000	4,738,129
Inficon Holding	7,000	3,577,033
Kardex	30,000	5,092,725
LEM Holding	3,600	4,240,473
Partners Group Holding	9,100	7,218,616
VZ Holding	18,000	5,355,614

Total		30,222,590

United Kingdom – 6.9%
Ashmore Group	1,175,000	5,574,643
Consort Medical	297,862	4,619,978
Spirax-Sarco Engineering	50,000	4,757,411
Victrex	90,000	3,918,021

Total		18,870,053

TOTAL COMMON STOCKS
(Cost $237,964,706)		257,627,179

REPURCHASE AGREEMENT – 8.5%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $23,173,811 (collateralized
by obligations of various U.S. Government
Agencies, 3.75% due 11/15/43, valued at $23,640,886)
(Cost $23,173,000)		23,173,000

TOTAL INVESTMENTS – 102.8%
(Cost $261,137,706)		280,800,179

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.8)%		(7,637,022)

NET ASSETS – 100.0%		$273,163,157

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.3%

Communication Services – 2.4%
Diversified Telecommunication Services - 0.8%
ORBCOMM [1]	200,900	$2,181,774

Interactive Media & Services - 0.8%
QuinStreet [1]	161,442	2,190,768

Media - 0.8%
ITE Group	2,061,999	1,935,079

Total		6,307,621

Consumer Discretionary – 15.9%
Auto Components - 3.6%
Fox Factory Holding [1,2]	33,800	2,367,690
Modine Manufacturing [1]	154,200	2,297,580
Stoneridge [1]	111,500	3,313,780
Unique Fabricating	202,989	1,644,211

		9,623,261

Hotels, Restaurants & Leisure - 3.6%
Century Casinos [1]	366,300	2,732,598
Del Taco Restaurants [1,2]	214,400	2,532,064
Lindblad Expeditions Holdings [1]	72,800	1,082,536
Red Lion Hotels [1]	245,100	3,063,750

		9,410,948

Internet & Direct Marketing Retail - 0.8%
Gaia Cl. A [1]	143,800	2,214,520

Leisure Products - 2.0%
MCBC Holdings [1]	78,500	2,816,580
Nautilus [1]	170,013	2,371,681

		5,188,261

Specialty Retail - 5.0%
Buckle (The)	110,975	2,557,974
Build-A-Bear Workshop [1]	194,500	1,760,225
DSW Cl. A	85,400	2,893,352
Francesca’s Holdings [1,2]	406,000	1,506,260
Kirkland’s [1]	193,400	1,951,406
Shoe Carnival	67,200	2,587,200

		13,256,417

Textiles, Apparel & Luxury Goods - 0.9%
Vera Bradley [1,2]	147,200	2,246,272

Total		41,939,679

Consumer Staples – 2.7%
Beverages - 0.8%
Primo Water [1]	113,500	2,048,675

Food Products - 1.9%
Farmer Bros. [1]	91,500	2,415,600
Landec Corporation [1]	178,800	2,574,720

		4,990,320

Total		7,038,995

Energy – 8.6%
Energy Equipment & Services - 7.5%
Computer Modelling Group	259,000	1,694,383
Gulf Island Fabrication	154,700	1,539,265
Mammoth Energy Services	49,800	1,449,180
Natural Gas Services Group [1]	150,800	3,181,880
Newpark Resources [1]	231,700	2,398,095
Pason Systems	70,250	1,065,457
Profire Energy [1]	648,900	2,069,991
TGS-NOPEC Geophysical	52,000	2,119,294
Total Energy Services	260,500	2,190,245
Unit Corporation [1]	77,400	2,017,044

		19,724,834

Oil, Gas & Consumable Fuels - 1.1%
Ardmore Shipping [1]	285,500	1,855,750
Panhandle Oil and Gas Cl. A	53,700	990,765

		2,846,515

Total		22,571,349

Financials – 11.1%
Banks - 5.1%
Allegiance Bancshares [1,2]	45,200	1,884,840
Blue Hills Bancorp	125,200	3,017,320
Brookline Bancorp	129,900	2,169,330
HarborOne Bancorp [1,2]	124,300	2,376,616
Investar Holding	49,800	1,337,130
TriState Capital Holdings [1]	90,700	2,503,320

		13,288,556

Capital Markets - 4.0%
B. Riley Financial	99,000	2,242,350
Hamilton Lane Cl. A	40,888	1,810,521
Silvercrest Asset Management Group Cl. A	164,300	2,275,555
Sprott	971,000	2,262,772
Westwood Holdings Group	38,700	2,002,338

		10,593,536

Diversified Financial Services - 0.3%
GTY Technology Holdings (Units) [1]	80,000	865,600

Thrifts & Mortgage Finance - 1.7%
PCSB Financial	117,500	2,389,950
Western New England Bancorp	202,800	2,190,240

		4,580,190

Total		29,327,882

Health Care – 11.2%
Biotechnology - 2.5%
Heron Therapeutics [1]	65,000	2,057,250
Progenics Pharmaceuticals [1]	310,074	1,944,164
Zealand Pharma [1,2]	163,700	2,681,225

		6,682,639

Health Care Equipment & Supplies - 4.7%
AtriCure [1]	108,800	3,811,264
CryoLife [1]	100,700	3,544,640
OrthoPediatrics Corporation [1,2]	63,800	2,337,632
Surmodics [1]	34,300	2,560,495

		12,254,031

Life Sciences Tools & Services - 2.0%
Harvard Bioscience [1]	488,300	2,563,575
Quanterix Corporation [1]	131,700	2,821,014

		5,384,589

Pharmaceuticals - 2.0%
Axsome Therapeutics [1]	332,400	1,146,780
BioDelivery Sciences International [1,2]	191,500	536,200
Corium International [1,2]	218,300	2,076,033
Paratek Pharmaceuticals [1]	144,100	1,397,770

		5,156,783

Total		29,478,042

Industrials – 17.9%
Aerospace & Defense - 1.6%
CPI Aerostructures [1]	246,766	2,060,496
Kratos Defense & Security Solutions [1]	140,300	2,073,634

		4,134,130

Commercial Services & Supplies - 1.3%
Atento	280,900	2,106,750
Heritage-Crystal Clean [1]	68,000	1,451,800

		3,558,550

Construction & Engineering - 3.1%
Ameresco Cl. A [1]	254,500	3,473,925
IES Holdings [1]	79,800	1,556,100
Northwest Pipe [1]	156,000	3,081,000

		8,111,025

Electrical Equipment - 0.4%
Power Solutions International [1,3]	99,900	1,173,825

Industrial Conglomerates - 0.8%
Raven Industries	45,300	2,072,475

Machinery - 6.6%
ASV Holdings [1]	273,590	1,354,271
FreightCar America [1]	98,300	1,579,681
Graham Corporation	126,900	3,574,773
Kornit Digital [1,2]	167,300	3,663,870
Lydall [1]	66,200	2,853,220
Porvair	364,400	2,332,049
Wabash National	114,000	2,078,220

		17,436,084

Marine - 0.8%
Clarkson	60,931	2,144,272

Professional Services - 3.3%
GP Strategies [1]	145,900	2,458,415
Heidrick & Struggles International	46,740	1,582,149
Kforce	57,574	2,164,782
Resources Connection	144,700	2,402,020

		8,607,366

Total		47,237,727

Information Technology – 21.7%
Communications Equipment - 0.7%
Harmonic [1]	360,000	1,980,000

Electronic Equipment, Instruments & Components - 5.9%
CUI Global [1]	379,100	845,393
Electro Scientific Industries [1]	184,200	3,214,290
Fabrinet [1]	57,100	2,641,446
LightPath Technologies Cl. A [1]	890,384	1,794,124
Novanta [1]	28,500	1,949,400
PC Connection	67,000	2,605,630
Vishay Precision Group [1]	67,000	2,505,800

		15,556,083

IT Services - 1.1%
Carbonite [1]	82,200	2,930,430

Semiconductors & Semiconductor Equipment - 7.9%
Aehr Test Systems [1,2]	524,000	1,163,280
Brooks Automation	70,082	2,454,973
Cirrus Logic [1]	31,600	1,219,760
FormFactor [1]	271,500	3,733,125
Inphi Corporation [1]	68,400	2,597,832
Nova Measuring Instruments [1,2]	96,300	2,533,653
Photronics [1]	290,000	2,856,500
Rudolph Technologies [1]	75,500	1,845,975
Ultra Clean Holdings [1]	195,900	2,458,545

		20,863,643

Software - 5.1%
Agilysys [1]	127,700	2,081,510
Amber Road [1]	312,700	3,008,174
Attunity [1]	199,837	3,774,921
QAD Cl. A	55,000	3,115,750
Rubicon Project [1]	393,500	1,416,600
SeaChange International [1]	73,275	131,162

		13,528,117

Technology Hardware, Storage & Peripherals - 1.0%
Super Micro Computer [1,3]	122,900	2,525,595

Total		57,383,868

Materials – 3.8%
Chemicals - 1.0%
Trecora Resources [1]	188,900	2,644,600

Metals & Mining - 2.8%
Ferroglobe (Warranty Insurance Trust) [1,4]	205,763	0
Haynes International	77,500	2,751,250
Major Drilling Group International [1]	449,100	1,686,320
Pretium Resources [1]	155,700	1,183,737
Schnitzer Steel Industries Cl. A	25,700	695,185
Superior Gold [1]	1,500,000	1,172,918

		7,489,410

Total		10,134,010

TOTAL COMMON STOCKS
(Cost $197,758,355)		251,419,173

REPURCHASE AGREEMENT – 4.8%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $12,559,440 (collateralized
by obligations of various U.S. Government
Agencies, 3.125% due 2/15/43, valued at $12,813,259)
(Cost $12,559,000)		12,559,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.9%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-1.9054%)
(Cost $4,941,915)		4,941,915

TOTAL INVESTMENTS – 102.0%
(Cost $215,259,270)		268,920,088

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.0)%		(5,159,355)

NET ASSETS – 100.0%		$263,760,733

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.0%

Communication Services – 1.5%
Diversified Telecommunication Services - 0.7%
ORBCOMM [1]	115,300	$1,252,158

Interactive Media & Services - 0.8%
QuinStreet [1]	116,404	1,579,602

Total		2,831,760

Consumer Discretionary – 14.4%
Auto Components - 3.0%
Fox Factory Holding [1]	18,900	1,323,945
Standard Motor Products	26,400	1,299,408
Stoneridge [1]	62,600	1,860,472
Unique Fabricating	157,200	1,273,320

		5,757,145

Hotels, Restaurants & Leisure - 2.2%
Century Casinos [1]	25,500	190,230
Del Taco Restaurants [1]	116,700	1,378,227
Lindblad Expeditions Holdings [1]	39,300	584,391
Red Lion Hotels [1,2]	155,900	1,948,750

		4,101,598

Household Durables - 1.5%
Cavco Industries [1]	5,710	1,444,630
Lovesac Company [1,2]	60,000	1,498,800

		2,943,430

Internet & Direct Marketing Retail - 0.6%
Gaia Cl. A [1]	79,000	1,216,600

Leisure Products - 1.8%
MCBC Holdings [1]	53,600	1,923,168
Nautilus [1]	102,200	1,425,690

		3,348,858

Specialty Retail - 4.1%
Build-A-Bear Workshop [1]	139,900	1,266,095
Citi Trends	48,724	1,401,789
Francesca’s Holdings [1,2]	219,400	813,974
Haverty Furniture	66,200	1,463,020
Kirkland’s [1]	116,700	1,177,503
Shoe Carnival	43,311	1,667,474

		7,789,855

Textiles, Apparel & Luxury Goods - 1.2%
Culp	31,474	761,671
Vera Bradley [1]	105,300	1,606,878

		2,368,549

Total		27,526,035

Consumer Staples – 2.2%
Beverages - 0.7%
Primo Water [1]	72,200	1,303,210

Food Products - 1.5%
Farmer Bros. [1]	47,600	1,256,640
John B. Sanfilippo & Son	19,000	1,356,220
Landec Corporation [1]	20,800	299,520

		2,912,380

Total		4,215,590

Energy – 5.7%
Energy Equipment & Services - 4.7%
Computer Modelling Group	132,900	869,434
Gulf Island Fabrication	96,518	960,354
Independence Contract Drilling [1]	305,386	1,508,607
Natural Gas Services Group [1]	58,687	1,238,296
Newpark Resources [1]	147,000	1,521,450
Profire Energy [1]	416,312	1,328,035
Total Energy Services	124,400	1,045,937
Trican Well Service [1]	235,200	420,634

		8,892,747

Oil, Gas & Consumable Fuels - 1.0%
Ardmore Shipping [1]	197,075	1,280,987
Panhandle Oil and Gas Cl. A	38,700	714,015

		1,995,002

Total		10,887,749

Financials – 15.2%
Banks - 7.3%
Allegiance Bancshares [1]	29,700	1,238,490
BayCom Corporation [1]	29,300	781,724
Blue Hills Bancorp	73,600	1,773,760
Brookline Bancorp	61,100	1,020,370
Caribbean Investment Holdings [1]	1,858,138	448,051
County Bancorp	49,200	1,234,920
HarborOne Bancorp [1]	76,300	1,458,856
HomeTrust Bancshares [1]	45,500	1,326,325
Investar Holding	36,700	985,395
Midway Investments [1,4]	1,858,170	0
Stewardship Financial	94,500	1,001,700
TriState Capital Holdings [1]	52,757	1,456,093
Two River Bancorp	71,100	1,232,874

		13,958,558

Capital Markets - 3.5%
B. Riley Financial	62,400	1,413,360
Canaccord Genuity Group	279,900	1,495,227
Gluskin Sheff + Associates	112,000	1,293,725
Silvercrest Asset Management Group Cl. A	100,700	1,394,695
Westwood Holdings Group	22,572	1,167,876

		6,764,883

Diversified Financial Services - 0.4%
Waterloo Investment Holdings [1,4]	2,760,000	828,000

Insurance - 1.1%
Health Insurance Innovations Cl. A [1]	33,400	2,059,110

Thrifts & Mortgage Finance - 2.9%
Federal Agricultural Mortgage	15,700	1,133,226
PCSB Financial	71,300	1,450,242
Territorial Bancorp	45,000	1,329,750
Western New England Bancorp	142,100	1,534,680

		5,447,898

Total		29,058,449

Health Care – 11.8%
Biotechnology - 2.4%
BioSpecifics Technologies [1,2]	28,800	1,684,512
Progenics Pharmaceuticals [1]	205,900	1,290,993
Zealand Pharma [1,2]	97,000	1,588,753

		4,564,258

Health Care Equipment & Supplies - 5.1%
AtriCure [1]	51,300	1,797,039
Chembio Diagnostics [1]	136,053	1,428,557
CryoLife [1]	51,455	1,811,216
OrthoPediatrics Corporation [1,2]	39,500	1,447,280
Surmodics [1]	24,622	1,838,032
Tactile Systems Technology [1,2]	19,200	1,364,160

		9,686,284

Life Sciences Tools & Services - 2.4%
Harvard Bioscience [1]	311,679	1,636,315
NeoGenomics [1]	94,900	1,456,715
Quanterix Corporation [1]	68,700	1,471,554

		4,564,584

Pharmaceuticals - 1.9%
BioDelivery Sciences International [1,2]	138,600	388,080
Corium International [1,2]	136,164	1,294,919
Correvio Pharma [1]	108,000	434,160
Paratek Pharmaceuticals [1]	103,000	999,100
Tetraphase Pharmaceuticals [1,2]	225,500	622,380

		3,738,639

Total		22,553,765

Industrials – 20.6%
Aerospace & Defense - 1.4%
Astronics Corporation [1]	30,340	1,319,790
CPI Aerostructures [1]	166,518	1,390,425

		2,710,215

Commercial Services & Supplies - 1.9%
Acme United	55,000	1,170,400
Heritage-Crystal Clean [1]	50,674	1,081,890
Viad Corporation	23,700	1,404,225

		3,656,515

Construction & Engineering - 1.4%
Construction Partners Cl. A [1]	81,900	990,990
Northwest Pipe [1]	82,700	1,633,325

		2,624,315

Electrical Equipment - 1.3%
American Superconducter [1,2]	181,600	1,262,120
Encore Wire	26,300	1,317,630

		2,579,750

Industrial Conglomerates - 0.7%
Raven Industries	30,000	1,372,500

Machinery - 9.2%
Alimak Group	87,200	1,230,380
Exco Technologies	154,400	1,129,625
FreightCar America [1]	78,509	1,261,640
Global Brass and Copper Holdings	38,700	1,428,030
Graham Corporation	67,388	1,898,320
Greenbrier Companies (The)	20,400	1,226,040
Kadant	13,176	1,421,031
Kornit Digital [1,2]	83,900	1,837,410
Lindsay Corporation	13,500	1,353,240
Luxfer Holdings	35,200	818,400
Lydall [1]	37,600	1,620,560
Sun Hydraulics	21,800	1,194,204
Twin Disc [1]	40,700	937,728
Westport Fuel Systems [1]	42,900	128,700

		17,485,308

Marine - 0.7%
Clarkson	36,500	1,284,501

Professional Services - 3.3%
CRA International	21,783	1,093,942
GP Strategies [1]	70,318	1,184,859
Heidrick & Struggles International	33,000	1,117,050
Kforce	39,258	1,476,101
Resources Connection	92,052	1,528,063

		6,400,015

Road & Rail - 0.7%
Marten Transport	61,855	1,302,048

Total		39,415,167

Information Technology – 19.8%
Communications Equipment - 1.0%
Digi International [1]	92,100	1,238,745
EMCORE Corporation [1]	143,700	682,575

		1,921,320

Electronic Equipment, Instruments & Components - 6.2%
Airgain [1]	65,700	863,298
CUI Global [1]	321,474	716,887
Electro Scientific Industries [1]	74,200	1,294,790
ePlus [1]	13,634	1,263,872
Fabrinet [1]	29,449	1,362,310
Mesa Laboratories	8,100	1,503,522
nLIGHT [1]	14,700	326,487
Novanta [1]	18,042	1,234,073
PC Connection	43,800	1,703,382
Vishay Precision Group [1]	41,700	1,559,580

		11,828,201

IT Services - 1.1%
Cass Information Systems	20,180	1,314,122
Computer Task Group [1]	143,910	751,210

		2,065,332

Semiconductors & Semiconductor Equipment - 6.8%
Adesto Technologies [1,2]	164,500	978,775
Aehr Test Systems [1]	268,000	594,960
Brooks Automation	37,600	1,317,128
CyberOptics Corporation [1]	9,500	191,900
Everspin Technologies [1,2]	97,900	751,872
NeoPhotonics Corporation [1]	203,900	1,692,370
Nova Measuring Instruments [1,2]	48,300	1,270,773
PDF Solutions [1,2]	61,400	554,442
Photronics [1]	187,700	1,848,845
Rudolph Technologies [1]	50,651	1,238,417
Silicon Motion Technology ADR	25,800	1,385,460
Ultra Clean Holdings [1]	98,500	1,236,175

		13,061,117

Software - 3.5%
Agilysys [1]	73,600	1,199,680
Amber Road [1]	155,100	1,492,062
Attunity [1]	113,265	2,139,576
QAD Cl. A	30,200	1,710,830
SeaChange International [1]	53,007	94,883

		6,637,031

Technology Hardware, Storage & Peripherals - 1.2%
AstroNova	43,100	930,960
Super Micro Computer [1,3]	63,146	1,297,650

		2,228,610

Total		37,741,611

Materials – 3.6%
Chemicals - 2.1%
FutureFuel Corporation	62,500	1,158,750
Quaker Chemical	6,760	1,366,940
Trecora Resources [1]	114,400	1,601,600

		4,127,290

Metals & Mining - 1.5%
Haynes International	40,430	1,435,265
Major Drilling Group International [1]	241,700	907,556
Schnitzer Steel Industries Cl. A	18,300	495,015

		2,837,836

Total		6,965,126

Real Estate – 2.2%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Community Healthcare Trust	47,500	1,471,550

Real Estate Management & Development - 1.4%
FRP Holdings [1]	22,975	1,426,747
Marcus & Millichap [1]	38,400	1,332,864

		2,759,611

Total		4,231,161

TOTAL COMMON STOCKS
(Cost $131,545,698)		185,426,413

REPURCHASE AGREEMENT – 3.0%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $5,685,199 (collateralized
by obligations of various U.S. Government
Agencies, 3.75% due 11/15/43, valued at $5,800,490)
(Cost $5,685,000)		5,685,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 3.4%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-1.9054%)
(Cost $6,508,947)		6,508,947

TOTAL INVESTMENTS – 103.4%
(Cost $143,739,645)		197,620,360

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.4)%		(6,559,872)

NET ASSETS – 100.0%		$191,060,488

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP OPPORTUNITY FUND
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.2%

Communication Services – 1.0%
Diversified Telecommunication Services - 1.0%
Ooma [1]	27,173	$451,072

Total		451,072

Consumer Discretionary – 7.4%
Auto Components - 0.6%
Shiloh Industries [1]	27,025	297,275

Diversified Consumer Services - 1.1%
Bridgepoint Education [1]	16,000	162,560
K12 [1]	20,500	362,850

		525,410

Hotels, Restaurants & Leisure - 0.8%
Del Taco Restaurants [1]	32,700	386,187

Household Durables - 2.7%
Beazer Homes USA [1]	30,140	316,470
Libbey	32,500	284,375
New Home [1]	80,161	646,097

		1,246,942

Multiline Retail - 0.2%
Fred’s Cl. A [1]	40,300	82,212

Specialty Retail - 0.7%
MarineMax [1]	6,600	140,250
New York & Company [1]	43,565	168,161

		308,411

Textiles, Apparel & Luxury Goods - 1.3%
Unifi [1]	11,000	311,630
Vince Holding [1]	18,053	266,282

		577,912

Total		3,424,349

Consumer Staples – 3.2%
Beverages - 0.5%
Eastside Distilling [1]	26,370	216,234

Food & Staples Retailing - 0.7%
Smart & Final Stores [1]	55,537	316,561

Food Products - 1.5%
Landec Corporation [1]	30,528	439,603
SunOpta [1]	35,500	260,925

		700,528

Personal Products - 0.5%
Avon Products [1]	103,600	227,920

Total		1,461,243

Energy – 7.0%
Energy Equipment & Services - 5.4%
Aspen Aerogels [1]	80,608	368,379
Independence Contract Drilling [1]	60,025	296,524
Mammoth Energy Services	17,971	522,956
Newpark Resources [1]	67,069	694,164
Ranger Energy Services Cl. A [1]	70,088	587,337

		2,469,360

Oil, Gas & Consumable Fuels - 1.6%
HighPoint Resources [1]	35,020	170,898
Navigator Holdings [1]	47,284	572,136

		743,034

Total		3,212,394

Financials – 9.6%
Banks - 2.4%
First Foundation [1]	11,500	179,630
Old Line Bancshares	20,022	633,496
TriState Capital Holdings [1]	10,041	277,131

		1,090,257

Capital Markets - 2.7%
B. Riley Financial	22,028	498,934
Hamilton Lane Cl. A	17,200	761,616

		1,260,550

Insurance - 3.1%
HCI Group	15,233	666,444
Heritage Insurance Holdings	50,000	741,000

		1,407,444

Thrifts & Mortgage Finance - 1.4%
Axos Financial [1]	6,000	206,340
NMI Holdings Cl. A [1]	19,563	443,102

		649,442

Total		4,407,693

Health Care – 15.6%
Biotechnology - 3.2%
AMAG Pharmaceuticals [1]	6,500	130,000
CareDx [1]	46,041	1,328,283

		1,458,283

Health Care Equipment & Supplies - 5.1%
Accuray [1]	120,000	540,000
Alphatec Holdings [1]	15,568	52,464
GenMark Diagnostics [1]	68,300	502,005
Invuity [1]	46,880	346,912
SeaSpine Holdings [1]	59,099	919,581

		2,360,962

Health Care Providers & Services - 6.0%
AAC Holdings [1]	32,500	247,975
BioScrip [1]	200,000	620,000
Civitas Solutions [1]	34,488	508,698
Cross Country Healthcare [1]	43,471	379,502
Fulgent Genetics [1]	72,411	284,575
Surgery Partners [1]	44,582	735,603

		2,776,353

Health Care Technology - 1.3%
Castlight Health Cl. B [1]	214,316	578,653

Total		7,174,251

Industrials – 17.1%
Aerospace & Defense - 3.3%
Ducommun [1]	27,046	1,104,559
KEYW Holding Corporation [1]	19,545	169,260
Kratos Defense & Security Solutions [1]	15,011	221,862

		1,495,681

Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings [1]	7,700	490,875

Building Products - 0.5%
PGT Innovations [1]	11,570	249,912

Construction & Engineering - 2.2%
Ameresco Cl. A [1]	72,149	984,834
Great Lakes Dredge & Dock [1]	8,113	50,300

		1,035,134

Electrical Equipment - 0.3%
Babcock & Wilcox Enterprises [1]	60,000	61,800
Power Solutions International [1,3]	7,088	83,284

		145,084

Machinery - 4.1%
Commercial Vehicle Group [1]	34,000	311,440
FreightCar America [1]	18,428	296,138
Gencor Industries [1]	47,231	569,134
Park-Ohio Holdings	10,271	393,893
Spartan Motors	15,031	221,707
Westport Fuel Systems [1]	28,600	85,800

		1,878,112

Marine - 0.8%
Diana Shipping [1]	92,000	379,040

Road & Rail - 2.1%
Celadon Group [1,3]	140,050	389,339
YRC Worldwide [1]	63,000	565,740

		955,079

Trading Companies & Distributors - 2.7%
CAI International [1]	21,100	482,557
General Finance [1]	48,525	773,974

		1,256,531

Total		7,885,448

Information Technology – 24.6%
Communications Equipment - 6.0%
Aerohive Networks [1]	120,000	494,400
Comtech Telecommunications	15,576	564,942
Quantenna Communications [1]	45,000	830,250
Ribbon Communications [1]	125,754	858,900

		2,748,492

Electronic Equipment, Instruments & Components - 3.6%
Electro Scientific Industries [1]	44,000	767,800
Frequency Electronics [1]	10,000	103,700
KEMET Corporation [1]	39,548	733,615
LightPath Technologies Cl. A [1]	40,062	80,725

		1,685,840

IT Services - 0.4%
Perficient [1]	6,500	173,225

Semiconductors & Semiconductor Equipment - 8.2%
Alpha & Omega Semiconductor [1]	57,226	665,538
Amtech Systems [1]	17,280	92,275
AXT [1]	85,023	607,914
FormFactor [1]	27,329	375,774
Ichor Holdings [1]	29,075	593,712
Kopin Corporation [1]	105,055	254,233
M/A-COM Technology Solutions Holdings [1]	21,000	432,600
NeoPhotonics Corporation [1]	39,700	329,510
Rudolph Technologies [1]	16,848	411,934

		3,763,490

Software - 5.3%
A10 Networks [1]	10,097	61,390
Amber Road [1]	44,034	423,607
Datawatch Corporation [1]	18,047	210,247
eGain Corporation [1]	72,380	586,278
Rubicon Project [1]	51,000	183,600
SecureWorks Corporation Cl. A [1]	29,728	435,515
Telaria [1]	141,283	535,463

		2,436,100

Technology Hardware, Storage & Peripherals - 1.1%
Avid Technology [1]	65,110	386,102
Intevac [1]	22,603	117,536

		503,638

Total		11,310,785

Materials – 8.0%
Chemicals - 2.7%
Intrepid Potash [1]	196,849	706,688
Kraton Corporation [1]	10,879	512,944

		1,219,632

Construction Materials - 1.5%
Forterra [1]	94,800	707,208

Metals & Mining - 3.8%
Haynes International	15,349	544,889
Synalloy Corporation	24,590	561,882
Universal Stainless & Alloy Products [1]	25,380	647,444

		1,754,215

Total		3,681,055

Real Estate – 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Armada Hoffler Properties	22,563	340,927

Total		340,927

TOTAL COMMON STOCKS
(Cost $34,570,031)		43,349,217

REPURCHASE AGREEMENT – 6.0%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $2,745,096 (collateralized
by obligations of various U.S. Government
Agencies, 3.75% due 11/15/43, valued at $2,800,237)
(Cost $2,745,000)		2,745,000

TOTAL INVESTMENTS – 100.2%
(Cost $37,315,031)		46,094,217

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(85,269)

NET ASSETS – 100.0%		$46,008,948

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.2%

Communication Services – 1.0%
Diversified Telecommunication Services - 0.8%
Iridium Communications [1,2]	350,793	$7,892,842
Ooma [1,2]	152,205	2,526,603

		10,419,445

Media - 0.2%
Entravision Communications Cl. A	127,697	625,715
McClatchy Company (The) Cl. A [1]	248,454	2,114,344

		2,740,059

Total		13,159,504

Consumer Discretionary – 12.7%
Auto Components - 3.1%
American Axle & Manufacturing Holdings [1]	497,245	8,671,953
Cooper Tire & Rubber	160,864	4,552,451
Dana	417,835	7,800,979
Modine Manufacturing [1]	425,537	6,340,501
Tower International	242,367	7,331,602
VOXX International Cl. A [1]	874,363	4,546,688

		39,244,174

Automobiles - 0.3%
Winnebago Industries	124,600	4,130,490

Diversified Consumer Services - 0.5%
Houghton Mifflin Harcourt [1,2]	271,723	1,902,061
K12 [1]	285,794	5,058,554

		6,960,615

Hotels, Restaurants & Leisure - 1.6%
Belmond Cl. A [1]	400,662	7,312,082
Carrols Restaurant Group [1]	318,856	4,655,298
Del Taco Restaurants [1,2]	302,937	3,577,686
El Pollo Loco Holdings [1,2]	405,088	5,083,854

		20,628,920

Household Durables - 2.8%
Beazer Homes USA [1]	434,901	4,566,460
Dixie Group [1]	598,370	957,392
Ethan Allen Interiors	85,020	1,764,165
Libbey	544,668	4,765,845
M.D.C. Holdings	212,508	6,285,987
M/I Homes [1]	188,648	4,514,347
TRI Pointe Group [1,2]	181,406	2,249,434
Tupperware Brands	225,000	7,526,250
William Lyon Homes Cl. A [1]	196,319	3,119,509

		35,749,389

Internet & Direct Marketing Retail - 0.2%
Leaf Group [1]	250,872	2,508,720

Multiline Retail - 0.2%
Fred’s Cl. A [1]	640,525	1,306,671
Tuesday Morning [1,2]	561,341	1,796,291

		3,102,962

Specialty Retail - 3.0%
American Eagle Outfitters	153,533	3,812,224
Ascena Retail Group [1]	671,087	3,066,868
Barnes & Noble	270,193	1,567,119
bebe stores [2,3]	126,694	734,825
Conn’s [1]	75,370	2,664,330
DSW Cl. A	218,022	7,386,585
Francesca’s Holdings [1,2]	346,100	1,284,031
Genesco [1]	86,171	4,058,654
Guess?	81,626	1,844,748
Lumber Liquidators Holdings [1,2]	69,000	1,068,810
MarineMax [1]	87,842	1,866,643
New York & Company [1]	734,223	2,834,101
Sally Beauty Holdings [1]	190,228	3,498,293
Sears Hometown and Outlet Stores [1,2]	248,585	708,467
Stage Stores	785,533	1,547,500

		37,943,198

Textiles, Apparel & Luxury Goods - 1.0%
Jerash Holdings (US) [1]	15,400	100,100
Skechers U.S.A. Cl. A [1]	112,843	3,151,705
Unifi [1]	240,854	6,823,394
Vince Holding [1]	159,654	2,354,896

		12,430,095

Total		162,698,563

Consumer Staples – 2.2%
Food & Staples Retailing - 1.1%
Smart & Final Stores [1]	379,376	2,162,443
SUPERVALU [1]	94,149	3,033,481
United Natural Foods [1]	287,654	8,615,238

		13,811,162

Food Products - 0.8%
Landec Corporation [1]	443,702	6,389,309
SunOpta [1]	471,327	3,464,253

		9,853,562

Personal Products - 0.3%
Avon Products [1]	1,902,406	4,185,293

Total		27,850,017

Energy – 7.8%
Energy Equipment & Services - 3.2%
Aspen Aerogels [1]	305,354	1,395,468
Independence Contract Drilling [1,2]	539,751	2,666,370
KLX Energy Services Holdings [1]	126,026	4,034,092
Mammoth Energy Services	122,112	3,553,459
Matrix Service [1]	228,587	5,634,670
Newpark Resources [1]	916,099	9,481,625
Patterson-UTI Energy	381,185	6,522,075
Ranger Energy Services Cl. A [1,2]	165,254	1,384,829
U.S. Silica Holdings	295,298	5,560,461

		40,233,049

Oil, Gas & Consumable Fuels - 4.6%
Ardmore Shipping [1]	635,396	4,130,074
Bonanza Creek Energy [1]	136,200	4,056,036
Dorian LPG [1,2]	708,824	5,649,327
Euronav	2	17
GasLog	197,704	3,904,654
GasLog Partners L.P.	173,404	4,335,100
HighPoint Resources [1,2]	418,775	2,043,622
Matador Resources [1]	204,721	6,766,029
Navigator Holdings [1]	299,200	3,620,320
Pengrowth Energy [1,3]	504,177	434,096
Scorpio Tankers	255,040	512,630
StealthGas [1]	752,333	2,678,306
Talos Energy [1]	280,364	9,201,547
Teekay LNG Partners L.P.	244,300	4,079,810
Whiting Petroleum [1]	144,468	7,662,583

		59,074,151

Total		99,307,200

Financials – 6.8%
Banks - 3.2%
Boston Private Financial Holdings	183,766	2,508,406
CenterState Bank	223,366	6,265,416
First Foundation [1]	170,200	2,658,524
Franklin Financial Network [1,2]	112,814	4,411,027
Guaranty Bancorp	80,967	2,404,720
Hilltop Holdings	314,399	6,341,428
Independent Bank Group	38,100	2,526,030
Old Line Bancshares	52,292	1,654,519
Renasant Corporation	71,800	2,958,878
Seacoast Banking Corporation of Florida [1]	10,200	297,840
Southern National Bancorp of Virginia	188,390	3,051,918
State Bank Financial	73,826	2,228,069
Umpqua Holdings	158,482	3,296,426

		40,603,201

Capital Markets - 0.6%
B. Riley Financial	197,551	4,474,530
Blucora [1]	92,745	3,732,986

		8,207,516

Insurance - 1.8%
Aspen Insurance Holdings	161,204	6,738,327
HCI Group	82,646	3,615,762
Heritage Insurance Holdings	296,707	4,397,198
MBIA [1]	744,500	7,958,705

		22,709,992

Investment Companies - 0.1%
BlackRock Resources & Commodities
Strategy Trust	67,329	610,674

Thrifts & Mortgage Finance - 1.1%
MGIC Investment [1]	285,572	3,800,963
Radian Group	254,598	5,262,541
Walker & Dunlop	99,628	5,268,329

		14,331,833

Total		86,463,216

Health Care – 6.3%
Health Care Equipment & Supplies - 2.0%
Accuray [1,2]	740,802	3,333,609
AngioDynamics [1]	310,312	6,746,183
Invacare Corporation	671,416	9,769,103
RTI Surgical [1]	450,341	2,026,534
Varex Imaging [1]	138,400	3,966,544

		25,841,973

Health Care Providers & Services - 2.5%
AAC Holdings [1,2]	311,300	2,375,219
Acadia Healthcare Company [1,2]	163,579	5,757,981
Aceto Corporation	56,638	128,002
BioScrip [1]	742,545	2,301,890
Brookdale Senior Living [1]	537,709	5,285,679
Community Health Systems [1]	594,314	2,056,326
Cross Country Healthcare [1,2]	383,314	3,346,331
Owens & Minor	322,523	5,328,080
Surgery Partners [1,2]	366,472	6,046,788

		32,626,296

Health Care Technology - 0.8%
Allscripts Healthcare Solutions [1]	648,504	9,241,182
Castlight Health Cl. B [1,2]	302,697	817,282

		10,058,464

Pharmaceuticals - 1.0%
Mallinckrodt [1]	430,096	12,606,114

Total		81,132,847

Industrials – 24.2%
Aerospace & Defense - 4.4%
Aerojet Rocketdyne Holdings [1,2]	253,354	8,611,502
Ducommun [1]	68,932	2,815,183
Engility Holdings [1]	158,450	5,702,616
KEYW Holding Corporation [1]	641,229	5,553,043
KLX [1]	87,313	5,481,510
Kratos Defense & Security Solutions [1]	704,317	10,409,805
Triumph Group	335,001	7,805,523
Wesco Aircraft Holdings [1]	871,118	9,800,078

		56,179,260

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings [1,2]	146,604	9,346,005

Building Products - 2.4%
Apogee Enterprises	155,373	6,420,012
Builders FirstSource [1]	73,395	1,077,438
Griffon Corporation	339,462	5,482,311
Insteel Industries	98,011	3,516,635
NCI Building Systems [1]	343,018	5,196,723
PGT Innovations [1]	118,230	2,553,768
Quanex Building Products	343,758	6,256,396

		30,503,283

Commercial Services & Supplies - 2.2%
Herman Miller	186,224	7,151,002
Interface	168,196	3,927,377
Pitney Bowes	237,500	1,681,500
Steelcase Cl. A	284,601	5,265,118
Team [1]	431,486	9,708,435

		27,733,432

Construction & Engineering - 2.3%
Aegion Corporation [1]	309,885	7,864,881
Granite Construction	245,282	11,209,388
Great Lakes Dredge & Dock [1]	365,516	2,266,199
Northwest Pipe [1]	426,820	8,429,695

		29,770,163

Electrical Equipment - 0.3%
Babcock & Wilcox Enterprises [1,2]	826,881	851,688
Power Solutions International [1,3]	146,143	1,717,180
Revolution Lighting Technologies [1]	497,019	1,411,534

		3,980,402

Machinery - 8.8%
Astec Industries	178,235	8,984,826
Commercial Vehicle Group [1]	806,937	7,391,543
DMC Global	55,156	2,250,365
Federal Signal	171,674	4,597,430
FreightCar America [1]	446,787	7,179,867
Hurco Companies	125,297	5,650,895
Hyster-Yale Materials Handling Cl. A	128,906	7,931,586
Meritor [1]	463,910	8,981,298
Milacron Holdings [1,2]	398,184	8,063,226
Mueller Industries	297,037	8,608,132
Mueller Water Products Cl. A	890,472	10,249,333
NN	416,897	6,503,593
Park-Ohio Holdings	7,400	283,790
REV Group	173,697	2,727,043
Spartan Motors	376,027	5,546,398
TriMas Corporation [1]	285,310	8,673,424
Westport Fuel Systems [1]	2,902,640	8,707,920

		112,330,669

Marine - 0.4%
Diana Shipping [1]	591,877	2,438,533
Navios Maritime Holdings [1]	114,453	81,113
Scorpio Bulkers	418,883	3,036,902

		5,556,548

Road & Rail - 0.4%
Celadon Group [1,3]	492,331	1,368,680
Hertz Global Holdings [1,2]	190,265	3,107,027

		4,475,707

Trading Companies & Distributors - 2.3%
Air Lease Cl. A	18,600	853,368
CAI International [1,2]	228,116	5,217,013
Herc Holdings [1]	183,498	9,395,098
Textainer Group Holdings [1]	306,529	3,923,571
Univar [1,2]	337,952	10,361,608

		29,750,658

Total		309,626,127

Information Technology – 23.6%
Communications Equipment - 4.5%
Aerohive Networks [1]	666,834	2,747,356
ARRIS International [1]	287,761	7,478,908
Aviat Networks [1]	107,257	1,732,201
Ciena Corporation [1]	375,273	11,723,529
Comtech Telecommunications	388,025	14,073,667
EMCORE Corporation [1]	339,525	1,612,744
Extreme Networks [1]	246,851	1,352,743
Finisar Corporation [1]	369,807	7,044,823
Harmonic [1]	750,782	4,129,301
PCTEL	96,491	448,683
Ribbon Communications [1]	716,385	4,892,910
Westell Technologies Cl. A [1]	163,650	435,309

		57,672,174

Electronic Equipment, Instruments & Components - 6.5%
Benchmark Electronics	189,703	4,439,050
CUI Global [1]	516,857	1,152,591
Daktronics	229,410	1,798,575
Electro Scientific Industries [1]	27,100	472,895
Fabrinet [1]	218,791	10,121,272
Frequency Electronics [1]	203,332	2,108,553
Identiv [1]	516,371	3,077,571
II-VI [1]	110,768	5,239,327
KEMET Corporation [1]	503,437	9,338,756
Knowles Corporation [1,2]	517,455	8,600,102
Maxwell Technologies [1]	692,373	2,416,382
Park Electrochemical	161,466	3,146,972
PCM [1]	210,113	4,107,709
Perceptron [1]	355,187	3,463,073
Sanmina Corporation [1]	307,134	8,476,899
SigmaTron International [1]	168,227	967,305
TTM Technologies [1]	389,257	6,193,079
Vishay Intertechnology	434,324	8,838,493

		83,958,604

IT Services - 1.4%
Computer Task Group [1]	247,147	1,290,107
Perspecta	282,900	7,276,188
Unisys Corporation [1]	443,582	9,049,073

		17,615,368

Semiconductors & Semiconductor Equipment - 7.2%
Alpha & Omega Semiconductor [1,2]	522,434	6,075,907
Amtech Systems [1]	394,640	2,107,378
AXT [1]	506,891	3,624,271
Brooks Automation	100,420	3,517,713
Cohu	94,276	2,366,328
Cree [1]	51,878	1,964,620
CyberOptics Corporation [1]	38,375	775,175
Cypress Semiconductor	536,161	7,768,973
FormFactor [1]	376,241	5,173,314
Ichor Holdings [1,2]	212,300	4,335,166
Kopin Corporation [1]	936,320	2,265,894
Kulicke & Soffa Industries	435,560	10,383,750
M/A-COM Technology Solutions Holdings [1,2]	331,779	6,834,647
MaxLinear [1]	378,471	7,524,003
Nanometrics [1]	34,712	1,302,394
NeoPhotonics Corporation [1]	785,661	6,520,986
Rudolph Technologies [1]	148,165	3,622,634
Synaptics [1]	207,695	9,475,046
Ultra Clean Holdings [1]	258,727	3,247,024
Veeco Instruments [1,2]	325,987	3,341,367

		92,226,590

Software - 1.6%
A10 Networks [1]	425,706	2,588,292
Amber Road [1]	284,117	2,733,206
Avaya Holdings [1,2]	288,454	6,386,372
ImageWare Systems [1,2,3]	114,000	108,300
Marin Software [1]	52,501	168,003
Rubicon Project [1]	545,066	1,962,238
SecureWorks Corporation Cl. A [1,2]	264,800	3,879,320
Telaria [1]	807,184	3,059,227

		20,884,958

Technology Hardware, Storage & Peripherals - 2.4%
Avid Technology [1]	640,181	3,796,273
Cray [1]	431,544	9,278,196
Intevac [1]	600,727	3,123,780
NCR Corporation [1]	157,500	4,474,575
Stratasys [1,2]	218,126	5,040,892
3D Systems [1]	238,962	4,516,382

		30,230,098

Total		302,587,792

Materials – 8.2%
Chemicals - 1.3%
Ferro Corporation [1]	359,384	8,344,897
Intrepid Potash [1]	593,000	2,128,870
Kraton Corporation [1]	111,969	5,279,338
LSB Industries [1]	95,400	933,012

		16,686,117

Construction Materials - 0.5%
Forterra [1,2]	727,345	5,425,993

Metals & Mining - 6.2%
AK Steel Holding Corporation [1]	849,185	4,161,006
Allegheny Technologies [1]	425,439	12,571,722
Carpenter Technology	203,799	12,013,951
Cleveland-Cliffs [1]	476,952	6,038,212
Coeur Mining [1]	461,273	2,458,585
Commercial Metals	420,609	8,630,897
Constellium Cl. A [1,2]	302,059	3,730,429
Haynes International	255,125	9,056,938
Hecla Mining	670,248	1,869,992
Major Drilling Group International [1]	139,728	524,663
Noranda Aluminum Holding Corporation [1,3]	488,157	9,763
Synalloy Corporation	307,589	7,028,409
TimkenSteel Corporation [1]	519,266	7,721,485
Universal Stainless & Alloy Products [1]	147,925	3,773,567

		79,589,619

Paper & Forest Products - 0.2%
Louisiana-Pacific Corporation	103,451	2,740,417

Total		104,442,146

Real Estate – 0.2%
Real Estate Management & Development - 0.2%
Tejon Ranch [1]	140,506	3,050,385

Total		3,050,385

Utilities – 0.2%
Water Utilities - 0.2%
Pure Cycle [1]	236,558	2,732,245

Total		2,732,245

TOTAL COMMON STOCKS
(Cost $1,010,562,151)		1,193,050,042

REPURCHASE AGREEMENT – 7.2%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $92,147,225 (collateralized
by obligations of various U.S. Government
Agencies, 2.875% due 5/15/43, valued at $93,987,712)
(Cost $92,144,000)		92,144,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-1.9054%)
(Cost $23,277,029)		23,277,029

TOTAL INVESTMENTS – 102.2%
(Cost $1,125,983,180)		1,308,471,071

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.2)%		(28,406,467)

NET ASSETS – 100.0%		$1,280,064,604

SCHEDULES OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.4%

Communication Services – 1.6%
Media - 1.6%
comScore [1,2]	711,613	$12,972,705
E.W. Scripps Company Cl. A	232,262	3,832,323
Liberty Latin America Cl. C [1,2]	188,351	3,885,681
Meredith Corporation	155,600	7,943,380
Saga Communications Cl. A	118,236	4,274,231

Total		32,908,320

Consumer Discretionary – 6.7%
Auto Components - 1.8%
Dorman Products [1]	121,406	9,338,550
Gentex Corporation	304,731	6,539,527
LCI Industries	116,845	9,674,766
Standard Motor Products	116,062	5,712,572
Stoneridge [1]	187,892	5,584,150
Unique Fabricating	19,752	159,991

		37,009,556

Automobiles - 0.4%
Thor Industries	36,682	3,070,283
Winnebago Industries	169,674	5,624,693

		8,694,976

Distributors - 0.9%
Core-Mark Holding Company	339,921	11,543,717
Weyco Group	236,610	8,323,940

		19,867,657

Hotels, Restaurants & Leisure - 0.3%
Lindblad Expeditions Holdings [1]	354,616	5,273,140
Red Lion Hotels [1,2]	74,000	925,000

		6,198,140

Household Durables - 0.5%
Bassett Furniture Industries	29,117	618,736
La-Z-Boy	204,176	6,451,962
TopBuild Corporation [1]	50,500	2,869,410

		9,940,108

Internet & Direct Marketing Retail - 0.3%
Shutterfly [1,2]	57,027	3,757,509
zooplus [1]	12,500	2,172,615

		5,930,124

Leisure Products - 0.3%
MCBC Holdings [1]	153,956	5,523,941
Nautilus [1]	91,707	1,279,313

		6,803,254

Specialty Retail - 2.1%
America’s Car-Mart [1]	111,764	8,739,945
Barnes & Noble	77,048	446,878
Caleres	6,600	236,676
Camping World Holdings Cl. A [2]	589,600	12,570,272
DSW Cl. A	134,484	4,556,318
Monro	181,383	12,624,257
Shoe Carnival	160,474	6,178,249

		45,352,595

Textiles, Apparel & Luxury Goods - 0.1%
Steven Madden	54,752	2,896,381

Total		142,692,791

Consumer Staples – 1.7%
Food & Staples Retailing - 0.3%
Village Super Market Cl. A	196,628	5,348,282

Food Products - 0.8%
Cal-Maine Foods	88,590	4,278,897
Farmer Bros. [1]	53,705	1,417,812
Industrias Bachoco ADR	66,225	3,571,514
John B. Sanfilippo & Son	20,480	1,461,862
Nomad Foods [1,2]	143,233	2,901,901
Seneca Foods Cl. A [1]	107,673	3,628,580
Seneca Foods Cl. B [1]	6,448	206,336

		17,466,902

Personal Products - 0.6%
Inter Parfums	195,741	12,615,507

Total		35,430,691

Energy – 4.2%
Energy Equipment & Services - 4.2%
Era Group [1]	423,963	5,235,943
Forum Energy Technologies [1,2]	137,814	1,426,375
Helmerich & Payne	96,307	6,623,032
Natural Gas Services Group [1]	39,218	827,500
Oil States International [1]	200,955	6,671,706
Pason Systems	1,066,268	16,171,711
Patterson-UTI Energy	74,000	1,266,140
Profire Energy [1]	220,933	704,776
RPC	286,591	4,436,429
SEACOR Holdings [1]	247,425	12,225,269
SEACOR Marine Holdings [1,2]	493,470	11,167,226
TGS-NOPEC Geophysical	416,620	16,979,616
Unit Corporation [1]	190,544	4,965,577

		88,701,300

Oil, Gas & Consumable Fuels - 0.0%
San Juan Basin Royalty Trust	185,484	920,001

Total		89,621,301

Financials – 16.1%
Banks - 5.1%
Ames National	30,569	833,005
Bar Harbor Bankshares	47,791	1,372,558
Blue Hills Bancorp	45,400	1,094,140
BOK Financial	144,423	14,049,469
Camden National	99,783	4,334,574
City Holding Company	64,513	4,954,598
CNB Financial	203,700	5,878,782
First Citizens BancShares Cl. A	67,066	30,332,610
Heartland Financial USA	38,302	2,223,431
Landmark Bancorp	22,494	652,326
MidWestOne Financial Group	199,287	6,638,250
National Bankshares	86,039	3,910,473
Northrim BanCorp	88,554	3,679,419
Popular	210,179	10,771,674
TriState Capital Holdings [1,2]	106,583	2,941,691
Unity Bancorp	48,169	1,103,070
Webster Financial	202,388	11,932,796

		106,702,866

Capital Markets - 6.0%
Ares Management L.P.	785,831	18,231,279
Artisan Partners Asset Management Cl. A	233,275	7,558,110
B. Riley Financial	52,500	1,189,125
Cohen & Steers	46,179	1,875,329
Diamond Hill Investment Group	53,082	8,779,232
Federated Investors Cl. B	254,973	6,149,949
Houlihan Lokey Cl. A	210,369	9,451,879
Lazard Cl. A	236,041	11,360,653
Moelis & Company Cl. A	44,240	2,424,352
Morningstar	80,437	10,127,018
Oaktree Capital Group LLC Cl. A	206,500	8,549,100
Reinet Investments	213,721	3,374,716
Reinet Investments DR	116,469	2,167,005
Rothschild & Co	101,069	4,283,137
SEI Investments	158,300	9,672,130
Sprott	2,397,253	5,586,445
Virtu Financial Cl. A	532,935	10,898,521
Westwood Holdings Group	99,629	5,154,804

		126,832,784

Consumer Finance - 0.0%
Nelnet Cl. A	17,218	984,353

Insurance - 3.0%
Ambac Financial Group [1]	39,797	812,655
E-L Financial	33,157	20,927,685
James River Group Holdings	127,625	5,439,378
Kingstone Companies	86,697	1,647,243
MBIA [1]	709,528	7,584,854
ProAssurance Corporation	201,878	9,478,172
Reinsurance Group of America	40,329	5,829,960
RLI Corp.	90,320	7,097,346
Trupanion [1,2]	126,500	4,519,845

		63,337,138

Investment Companies - 0.2%
Landcadia Holdings Cl. A [1]	130,000	1,409,200
Social Capital Hedosophia Holdings (Units) [1]	181,910	1,855,482

		3,264,682

Thrifts & Mortgage Finance - 1.8%
Axos Financial [1,2]	330,298	11,358,948
Genworth MI Canada	549,869	18,131,011
Southern Missouri Bancorp	19,568	729,300
Timberland Bancorp	102,412	3,199,351
TrustCo Bank Corp. NY	593,056	5,040,976

		38,459,586

Total		339,581,409

Health Care – 7.7%
Biotechnology - 0.3%
AMAG Pharmaceuticals [1]	43,000	860,000
Flexion Therapeutics [1]	44,795	838,115
Progenics Pharmaceuticals [1]	282,182	1,769,281
Zealand Pharma [1]	101,722	1,666,094

		5,133,490

Health Care Equipment & Supplies - 1.8%
AtriCure [1]	118,445	4,149,128
Atrion Corporation	8,805	6,117,714
CryoLife [1]	69,794	2,456,749
Hill-Rom Holdings	46,945	4,431,608
ICU Medical [1]	8,968	2,535,702
Lantheus Holdings [1,2]	120,970	1,808,502
LeMaitre Vascular	62,039	2,403,391
Merit Medical Systems [1]	228,872	14,064,184

		37,966,978

Health Care Providers & Services - 2.8%
AAC Holdings [1,2]	89,593	683,595
AMN Healthcare Services [1,2]	95,525	5,225,218
Encompass Health	128,591	10,023,668
Ensign Group (The)	115,529	4,380,860
HealthEquity [1]	98,266	9,277,293
National Research	140,164	5,410,330
Tivity Health [1,2]	86,322	2,775,252
U.S. Physical Therapy	187,433	22,229,554

		60,005,770

Health Care Technology - 0.8%
Medidata Solutions [1]	230,171	16,873,836

Life Sciences Tools & Services - 2.0%
Bio-Rad Laboratories Cl. A [1]	38,856	12,161,539
Bio-Techne	90,163	18,403,170
ICON [1]	32,636	5,017,785
PRA Health Sciences [1]	28,836	3,177,439
Quanterix Corporation [1,2]	162,300	3,476,466

		42,236,399

Pharmaceuticals - 0.0%
Paratek Pharmaceuticals [1]	33,569	325,619

Total		162,542,092

Industrials – 27.9%
Aerospace & Defense - 2.3%
HEICO Corporation	281,628	26,081,569
HEICO Corporation Cl. A	146,063	11,027,756
Magellan Aerospace	15,600	219,208
Teledyne Technologies [1]	48,704	12,014,303

		49,342,836

Air Freight & Logistics - 0.8%
Forward Air	161,443	11,575,463
Hub Group Cl. A [1]	116,831	5,327,494

		16,902,957

Airlines - 1.0%
Allegiant Travel	50,242	6,370,685
Hawaiian Holdings	235,559	9,445,916
Spirit Airlines [1,2]	98,767	4,639,086

		20,455,687

Building Products - 0.7%
American Woodmark [1]	16,368	1,284,070
Apogee Enterprises	183,717	7,591,186
Gibraltar Industries [1]	148,073	6,752,129

		15,627,385

Commercial Services & Supplies - 2.1%
Copart [1]	74,500	3,838,985
Healthcare Services Group	168,732	6,853,894
Heritage-Crystal Clean [1]	213,852	4,565,740
Kimball International Cl. B	471,482	7,897,323
Mobile Mini	152,518	6,687,914
PICO Holdings	334,791	4,201,627
Ritchie Bros. Auctioneers	40,204	1,452,571
Steelcase Cl. A	129,304	2,392,124
Team [1]	160,013	3,600,293
UniFirst Corporation	11,581	2,011,041
Viad Corporation	11,380	674,265

		44,175,777

Construction & Engineering - 1.6%
Jacobs Engineering Group	45,981	3,517,546
KBR	500,243	10,570,135
Valmont Industries	135,371	18,748,884

		32,836,565

Electrical Equipment - 1.5%
Encore Wire	157,830	7,907,283
EnerSys	83,886	7,308,987
Preformed Line Products	239,320	16,819,410

		32,035,680

Industrial Conglomerates - 1.2%
Raven Industries	578,075	26,446,931

Machinery - 10.3%
Alamo Group	24,220	2,218,794
CIRCOR International [1]	417,587	19,835,382
Colfax Corporation [1,2]	116,785	4,211,267
Federal Signal	53,938	1,444,460
Franklin Electric	230,594	10,895,567
Graco	258,477	11,977,824
Graham Corporation	45,566	1,283,594
Greenbrier Companies (The)	103,630	6,228,163
John Bean Technologies	138,016	16,465,309
Kadant	106,945	11,534,018
Kornit Digital [1,2]	46,000	1,007,400
Lincoln Electric Holdings	115,070	10,752,141
Lindsay Corporation	124,613	12,491,207
Lydall [1]	99,093	4,270,908
Meritor [1]	526,536	10,193,737
Miller Industries	222,620	5,988,478
Nordson Corporation	70,462	9,787,172
RBC Bearings [1]	73,732	11,086,344
Sun Hydraulics	664,012	36,374,577
Tennant Company	246,427	18,716,131
Wabash National	642,768	11,717,661

		218,480,134

Marine - 1.0%
Clarkson	293,297	10,321,652
Eagle Bulk Shipping [1]	235,526	1,323,656
Kirby Corporation [1]	115,729	9,518,710

		21,164,018

Professional Services - 1.6%
Exponent	199,298	10,682,373
GP Strategies [1]	91,393	1,539,972
Heidrick & Struggles International	93,497	3,164,873
Kforce	88,919	3,343,354
Korn/Ferry International	62,090	3,057,312
ManpowerGroup	77,994	6,704,364
Resources Connection	43,991	730,251
Robert Half International	40,845	2,874,671
TrueBlue [1]	60,699	1,581,209

		33,678,379

Road & Rail - 2.1%
Landstar System	160,177	19,541,594
Old Dominion Freight Line	8,430	1,359,422
Saia [1]	53,474	4,088,087
Universal Logistics Holdings	505,470	18,601,296
Werner Enterprises	26,631	941,406

		44,531,805

Trading Companies & Distributors - 1.7%
Air Lease Cl. A	417,223	19,142,191
Applied Industrial Technologies	131,469	10,287,449
Richelieu Hardware	251,825	5,829,418

		35,259,058

Total		590,937,212

Information Technology – 20.6%
Communications Equipment - 0.2%
ADTRAN	55,547	980,405
Digi International [1]	304,942	4,101,470

		5,081,875

Electronic Equipment, Instruments & Components - 11.5%
Badger Meter	317,598	16,816,814
Benchmark Electronics	256,064	5,991,898
Celestica [1]	924,174	10,008,804
Cognex Corporation	161,447	9,011,972
Coherent [1]	28,900	4,976,291
Dolby Laboratories Cl. A	97,381	6,813,749
Electro Scientific Industries [1]	609,345	10,633,070
Fabrinet [1]	374,037	17,302,952
FARO Technologies [1]	307,266	19,772,567
FLIR Systems	774,962	47,636,914
HollySys Automation Technologies	73,680	1,574,542
Insight Enterprises [1]	176,573	9,550,834
IPG Photonics [1]	63,500	9,910,445
Kimball Electronics [1]	171,600	3,371,940
Mesa Laboratories	50,073	9,294,550
Methode Electronics	234,782	8,499,108
MTS Systems	59,116	3,236,601
National Instruments	320,271	15,478,697
nLIGHT [1,2]	314,707	6,989,642
PC Connection	302,136	11,750,069
Richardson Electronics	141,153	1,237,912
Sanmina Corporation [1]	41,640	1,149,264
Vishay Intertechnology	541,423	11,017,958

		242,026,593

IT Services - 0.0%
MoneyGram International [1]	33,200	177,620

Semiconductors & Semiconductor Equipment - 6.0%
Advanced Energy Industries [1]	351,992	18,180,387
Brooks Automation	422,438	14,798,003
Cabot Microelectronics	100,051	10,322,262
Cirrus Logic [1]	319,328	12,326,061
Cohu	349,456	8,771,346
Diodes [1]	200,519	6,675,277
Entegris	245,080	7,095,066
FormFactor [1]	207,648	2,855,160
Kulicke & Soffa Industries	510,535	12,171,154
MKS Instruments	181,840	14,574,476
Nanometrics [1]	47,745	1,791,392
Nova Measuring Instruments [1,2]	46,200	1,215,522
PDF Solutions [1,2]	57,300	517,419
Photronics [1]	158,193	1,558,201
Silicon Motion Technology ADR	106,770	5,733,549
Ultra Clean Holdings [1]	101,960	1,279,598
Universal Display	28,300	3,336,570
Versum Materials	90,000	3,240,900

		126,442,343

Software - 2.7%
ACI Worldwide [1]	380,638	10,711,153
Amber Road [1]	122,775	1,181,096
Benefitfocus [1,2]	100,798	4,077,279
Box Cl. A [1]	50,000	1,195,500
Everbridge [1]	42,000	2,420,880
Fair Isaac [1]	52,264	11,944,937
Five9 [1]	63,000	2,752,470
Guidewire Software [1,2]	18,808	1,899,796
j2 Global	140,738	11,660,143
Manhattan Associates [1]	69,587	3,799,450
QAD Cl. A	31,253	1,770,483
TiVo	192,862	2,401,132
Varonis Systems [1]	4,844	354,823

		56,169,142

Technology Hardware, Storage & Peripherals - 0.2%
Cray [1]	102,881	2,211,942
Super Micro Computer [1,3]	125,924	2,587,738

		4,799,680

Total		434,697,253

Materials – 8.4%
Chemicals - 4.7%
Balchem Corporation	148,577	16,653,996
Chase Corporation	20,579	2,472,567
FutureFuel Corporation	584,021	10,827,749
Ingevity Corporation [1,2]	85,257	8,685,983
Innospec	83,929	6,441,551
Minerals Technologies	236,693	16,000,447
Platform Specialty Products [1]	880,108	10,974,947
Quaker Chemical	134,449	27,186,932

		99,244,172

Containers & Packaging - 0.6%
AptarGroup	119,834	12,910,915

Metals & Mining - 2.2%
Alamos Gold Cl. A	179,900	825,926
Compass Minerals International	96,799	6,504,893
Franco-Nevada Corporation	95,524	5,975,026
Haynes International	38,575	1,369,412
Hecla Mining	155,264	433,187
Major Drilling Group International [1]	1,475,982	5,542,146
Pretium Resources [1]	91,922	698,853
Reliance Steel & Aluminum	144,693	12,340,866
Schnitzer Steel Industries Cl. A	61,905	1,674,530
Tahoe Resources [1]	288,000	803,520
Worthington Industries	202,728	8,790,286

		44,958,645

Paper & Forest Products - 0.9%
Stella-Jones	583,600	19,536,921

Total		176,650,653

Real Estate – 2.5%
Real Estate Management & Development - 2.5%
FRP Holdings [1]	340,447	21,141,759
Marcus & Millichap [1]	402,410	13,967,651
St. Joe Company (The) [1]	244,070	4,100,376
Tejon Ranch [1]	646,663	14,039,054

Total		53,248,840

TOTAL COMMON STOCKS
(Cost $1,256,156,215)		2,058,310,562

REPURCHASE AGREEMENT – 2.2%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $47,477,662 (collateralized
by obligations of various U.S. Government
Agencies, 3.75% due 11/15/43, valued at $48,426,314)
(Cost $47,476,000)		47,476,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.2%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-1.9054%)
(Cost $25,212,685)		25,212,685

TOTAL INVESTMENTS – 100.8%
(Cost $1,328,844,900)		2,130,999,247

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.8)%		(16,741,773)

NET ASSETS – 100.0%		$2,114,257,474

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.1%

Consumer Discretionary – 7.0%
Auto Components - 1.8%
Dorman Products [1]	535,078	$41,158,200

Automobiles - 0.7%
Thor Industries	190,565	15,950,290

Distributors - 1.4%
Pool Corporation	196,200	32,741,856

Diversified Consumer Services - 0.6%
Sotheby’s [1]	280,584	13,801,927

Textiles, Apparel & Luxury Goods - 2.5%
Columbia Sportswear	272,100	25,324,347
Wolverine World Wide	809,100	31,595,355

		56,919,702

Total		160,571,975

Consumer Staples – 2.3%
Food Products - 2.3%
Cal-Maine Foods	754,969	36,465,002
Sanderson Farms	168,167	17,383,423

Total		53,848,425

Energy – 3.2%
Energy Equipment & Services - 3.2%
Pason Systems	2,816,062	42,710,219
SEACOR Holdings [1]	608,236	30,052,941

Total		72,763,160

Financials – 14.1%
Capital Markets - 8.2%
Ares Management L.P.	2,506,700	58,155,440
Ashmore Group	9,745,000	46,233,955
Lazard Cl. A	534,827	25,741,223
Morningstar	359,900	45,311,410
TMX Group	212,833	14,284,437

		189,726,465

Insurance - 4.3%
Alleghany Corporation	96,063	62,683,989
ProAssurance Corporation	747,427	35,091,698

		97,775,687

Thrifts & Mortgage Finance - 1.6%
Genworth MI Canada	1,138,465	37,538,981

Total		325,041,133

Health Care – 4.5%
Health Care Equipment & Supplies - 1.0%
IDEXX Laboratories [1]	95,250	23,780,115

Health Care Technology - 1.8%
Medidata Solutions [1]	561,646	41,174,268

Life Sciences Tools & Services - 1.7%
Bio-Techne	191,200	39,025,832

Total		103,980,215

Industrials – 33.4%
Air Freight & Logistics - 1.8%
Forward Air	579,164	41,526,059

Building Products - 1.7%
Simpson Manufacturing	550,847	39,914,374

Commercial Services & Supplies - 2.1%
Copart [1]	250,400	12,903,112
Ritchie Bros. Auctioneers	957,210	34,583,997

		47,487,109

Construction & Engineering - 2.4%
Valmont Industries	390,764	54,120,814

Machinery - 14.6%
CIRCOR International [1,5]	1,259,443	59,823,542
Franklin Electric	417,175	19,711,519
Kadant	143,323	15,457,386
Lincoln Electric Holdings	743,961	69,515,716
Lindsay Corporation	506,101	50,731,564
RBC Bearings [1]	167,079	25,121,998
Sun Hydraulics	776,191	42,519,743
Woodward	673,610	54,468,105

		337,349,573

Marine - 4.7%
Clarkson	814,909	28,678,122
Kirby Corporation [1]	971,973	79,944,779

		108,622,901

Road & Rail - 3.0%
Landstar System	566,102	69,064,444

Trading Companies & Distributors - 3.1%
Air Lease Cl. A	1,537,271	70,529,993

Total		768,615,267

Information Technology – 15.9%
Electronic Equipment, Instruments & Components - 5.6%
Anixter International [1]	242,285	17,032,635
Cognex Corporation	635,794	35,490,021
IPG Photonics [1]	119,140	18,594,180
National Instruments	1,208,700	58,416,471

		129,533,307

IT Services - 3.5%
Gartner [1]	174,100	27,594,850
Jack Henry & Associates	326,657	52,291,253

		79,886,103

Semiconductors & Semiconductor Equipment - 3.0%
Cabot Microelectronics	338,100	34,881,777
MKS Instruments	429,287	34,407,353

		69,289,130

Software - 3.8%
Fair Isaac [1]	249,084	56,928,148
Manhattan Associates [1]	542,876	29,641,030

		86,569,178

Total		365,277,718

Materials – 9.2%
Chemicals - 5.8%
Chase Corporation	128,562	15,446,724
Minerals Technologies	848,494	57,358,195
Quaker Chemical	207,132	41,884,162
Westlake Chemical	228,349	18,978,085

		133,667,166

Metals & Mining - 2.0%
Reliance Steel & Aluminum	549,837	46,895,598

Paper & Forest Products - 1.4%
Stella-Jones	952,349	31,881,369

Total		212,444,133

Real Estate – 1.5%
Real Estate Management & Development - 1.5%
Jones Lang LaSalle	117,900	17,015,328
Kennedy-Wilson Holdings	875,000	18,812,500

Total		35,827,828

TOTAL COMMON STOCKS
(Cost $1,039,028,427)		2,098,369,854

REPURCHASE AGREEMENT – 9.1%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $209,130,319 (collateralized
by obligations of various U.S. Government
Agencies, 3.75% due 11/15/43, valued at $213,306,912)
(Cost $209,123,000)		209,123,000

TOTAL INVESTMENTS – 100.2%
(Cost $1,248,151,427)		2,307,492,854

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(3,743,455)

NET ASSETS – 100.0%		$2,303,749,399

SCHEDULES OF INVESTMENTS
ROYCE SMALL-CAP LEADERS FUND
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 89.7%

Communication Services – 1.3%
Media - 1.3%
E.W. Scripps Company Cl. A	62,290	$1,027,785

Total		1,027,785

Consumer Discretionary – 6.7%
Auto Components - 1.7%
Gentex Corporation	21,234	455,682
LCI Industries	5,632	466,329
Standard Motor Products	9,300	457,746

		1,379,757

Hotels, Restaurants & Leisure - 0.5%
Century Casinos [1]	58,600	437,156

Household Durables - 0.5%
Ethan Allen Interiors	18,000	373,500

Leisure Products - 1.5%
MCBC Holdings [1]	32,100	1,151,748

Specialty Retail - 1.8%
Caleres	27,400	982,564
Monro	6,100	424,560

		1,407,124

Textiles, Apparel & Luxury Goods - 0.7%
Movado Group	13,000	544,700

Total		5,293,985

Consumer Staples – 4.4%
Food Products - 2.6%
Cal-Maine Foods	18,458	891,521
Industrias Bachoco ADR	21,290	1,148,170

		2,039,691

Personal Products - 1.8%
Inter Parfums	21,830	1,406,944

Total		3,446,635

Energy – 4.9%
Energy Equipment & Services - 4.9%
Oil States International [1]	17,240	572,368
Pason Systems	133,240	2,020,804
TGS-NOPEC Geophysical	30,650	1,249,161

Total		3,842,333

Financials – 12.6%
Capital Markets - 7.0%
Artisan Partners Asset Management Cl. A	70,500	2,284,200
Federated Investors Cl. B	26,260	633,391
Houlihan Lokey Cl. A	27,000	1,213,110
Lazard Cl. A	28,470	1,370,261

		5,500,962

Insurance - 3.0%
ProAssurance Corporation	10,900	511,755
RLI Corp.	23,200	1,823,056

		2,334,811

Thrifts & Mortgage Finance - 2.6%
Genworth MI Canada	61,960	2,043,028

Total		9,878,801

Health Care – 4.1%
Biotechnology - 1.2%
Eagle Pharmaceuticals [1,2]	7,100	492,243
Zealand Pharma [1]	27,900	456,971

		949,214

Health Care Equipment & Supplies - 0.6%
Lantheus Holdings [1]	31,500	470,925

Health Care Providers & Services - 0.5%
AMN Healthcare Services [1]	6,700	366,490

Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories Cl. A [1]	425	133,021
Bio-Techne	6,394	1,305,079

		1,438,100

Total		3,224,729

Industrials – 28.5%
Building Products - 2.3%
American Woodmark [1]	4,500	353,025
Apogee Enterprises	15,900	656,988
Gibraltar Industries [1]	17,100	779,760

		1,789,773

Commercial Services & Supplies - 4.1%
Kimball International Cl. B	74,830	1,253,403
PICO Holdings	33,900	425,445
Ritchie Bros. Auctioneers	10,700	386,591
Steelcase Cl. A	41,800	773,300
UniFirst Corporation	2,100	364,665

		3,203,404

Construction & Engineering - 3.1%
Comfort Systems USA	4,200	236,880
Goldfield Corporation [1]	101,897	433,062
Sterling Construction [1]	51,500	737,480
Valmont Industries	7,295	1,010,358

		2,417,780

Electrical Equipment - 1.1%
EnerSys	10,500	914,865

Machinery - 14.7%
CIRCOR International [1]	34,770	1,651,575
Greenbrier Companies (The)	39,400	2,367,940
John Bean Technologies	5,799	691,820
Kadant	9,260	998,691
Lydall [1]	8,060	347,386
Meritor [1]	116,600	2,257,376
RBC Bearings [1]	2,980	448,073
Sun Hydraulics	31,600	1,731,048
Wabash National	60,400	1,101,092

		11,595,001

Professional Services - 0.5%
Heidrick & Struggles International	11,000	372,350

Road & Rail - 2.4%
Landstar System	9,620	1,173,640
Saia [1]	9,420	720,159

		1,893,799

Trading Companies & Distributors - 0.3%
MSC Industrial Direct Cl. A	2,777	244,681

Total		22,431,653

Information Technology – 20.1%
Communications Equipment - 0.9%
NetScout Systems [1]	27,400	691,850

Electronic Equipment, Instruments & Components - 8.0%
Celestica [1]	64,700	700,701
Electro Scientific Industries [1]	29,500	514,775
Fabrinet [1]	25,900	1,198,134
FARO Technologies [1]	7,060	454,311
Kimball Electronics [1]	49,800	978,570
Methode Electronics	30,150	1,091,430
nLIGHT [1]	29,500	655,195
Vishay Intertechnology	35,800	728,530

		6,321,646

Semiconductors & Semiconductor Equipment - 9.4%
Advanced Energy Industries [1]	33,200	1,714,780
Cabot Microelectronics	5,636	581,466
Cohu	64,060	1,607,906
Kulicke & Soffa Industries	54,000	1,287,360
MKS Instruments	5,645	452,447
Nanometrics [1]	9,038	339,106
Nova Measuring Instruments [1]	15,000	394,650
Rudolph Technologies [1]	16,600	405,870
Silicon Motion Technology ADR	11,700	628,290

		7,411,875

Software - 1.8%
j2 Global	16,724	1,385,583

Total		15,810,954

Materials – 5.0%
Chemicals - 3.1%
Minerals Technologies	35,956	2,430,626

Paper & Forest Products - 1.9%
Stella-Jones	45,800	1,533,226

Total		3,963,852

Real Estate – 2.1%
Real Estate Management & Development - 2.1%
Marcus & Millichap [1]	48,210	1,673,369

Total		1,673,369

TOTAL COMMON STOCKS
(Cost $52,994,543)		70,594,096

REPURCHASE AGREEMENT – 10.8%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $8,531,299 (collateralized
by obligations of various U.S. Government
Agencies, 3.75% due 11/15/43, valued at $8,706,291)
(Cost $8,531,000)		8,531,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.4%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-1.9054%)
(Cost $307,944)		307,944

TOTAL INVESTMENTS – 100.9%
(Cost $61,833,487)		79,433,040

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.9)%		(691,670)

NET ASSETS – 100.0%		$78,741,370

SCHEDULES OF INVESTMENTS
ROYCE SMALL-CAP VALUE FUND
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.0%

Communication Services – 1.5%
Media - 1.5%
Saga Communications Cl. A	98,605	$3,564,571

Total		3,564,571

Consumer Discretionary – 10.6%
Auto Components - 3.2%
Cooper-Standard Holdings [1]	16,023	1,922,440
Gentex Corporation	144,721	3,105,713
Stoneridge [1]	79,249	2,355,280

		7,383,433

Hotels, Restaurants & Leisure - 0.5%
Cheesecake Factory	20,100	1,076,154

Household Durables - 1.7%
Bassett Furniture Industries	22,230	472,387
La-Z-Boy	109,693	3,466,299

		3,938,686

Internet & Direct Marketing Retail - 1.0%
Nutrisystem	61,800	2,289,690

Specialty Retail - 3.3%
American Eagle Outfitters	81,345	2,019,796
Caleres	28,200	1,011,252
DSW Cl. A	67,891	2,300,147
Shoe Carnival	63,656	2,450,756

		7,781,951

Textiles, Apparel & Luxury Goods - 0.9%
Steven Madden	40,433	2,138,906

Total		24,608,820

Consumer Staples – 2.0%
Food & Staples Retailing - 2.0%
Village Super Market Cl. A	168,367	4,579,582

Total		4,579,582

Energy – 1.7%
Energy Equipment & Services - 1.7%
Helmerich & Payne	48,584	3,341,122
Unit Corporation [1]	22,900	596,774

Total		3,937,896

Financials – 24.9%
Banks - 12.3%
Ames National	100,850	2,748,162
Bar Harbor Bankshares	73,290	2,104,889
Camden National	85,359	3,707,995
City Holding Company	35,577	2,732,314
CNB Financial	104,168	3,006,288
Codorus Valley Bancorp	38,595	1,205,708
Financial Institutions	42,519	1,335,097
Landmark Bancorp	23,233	673,757
MidWestOne Financial Group	114,999	3,830,617
National Bankshares	67,363	3,061,648
Northrim BanCorp	60,762	2,524,661
Unity Bancorp	65,812	1,507,095

		28,438,231

Capital Markets - 3.7%
Federated Investors Cl. B	138,598	3,342,984
Houlihan Lokey Cl. A	57,696	2,592,281
Moelis & Company Cl. A	37,238	2,040,642
Pzena Investment Management Cl. A	65,075	620,816

		8,596,723

Insurance - 3.4%
James River Group Holdings	82,130	3,500,381
Kingstone Companies	60,665	1,152,635
Reinsurance Group of America	22,536	3,257,804

		7,910,820

Thrifts & Mortgage Finance - 5.5%
Genworth MI Canada	151,789	5,004,988
Southern Missouri Bancorp	59,348	2,211,900
Timberland Bancorp	61,408	1,918,386
TrustCo Bank Corp. NY	419,680	3,567,280

		12,702,554

Total		57,648,328

Health Care – 1.5%
Health Care Providers & Services - 1.5%
AMN Healthcare Services [1]	19,380	1,060,086
Ensign Group (The)	60,985	2,312,551

Total		3,372,637

Industrials – 22.6%
Aerospace & Defense - 0.1%
Magellan Aerospace	13,700	192,509

Airlines - 4.9%
Allegiant Travel	29,139	3,694,825
Hawaiian Holdings	128,169	5,139,577
Spirit Airlines [1,2]	55,895	2,625,388

		11,459,790

Building Products - 1.7%
American Woodmark [1]	11,182	877,228
Apogee Enterprises	72,226	2,984,378

		3,861,606

Commercial Services & Supplies - 3.2%
Herman Miller	90,599	3,479,002
Kimball International Cl. B	236,375	3,959,281

		7,438,283

Construction & Engineering - 0.5%
Comfort Systems USA	20,357	1,148,135

Electrical Equipment - 1.0%
EnerSys	26,493	2,308,335

Machinery - 5.6%
Alamo Group	26,133	2,394,044
Federal Signal	43,010	1,151,808
Miller Industries	185,414	4,987,637
Wabash National	252,092	4,595,637

		13,129,126

Professional Services - 4.1%
Heidrick & Struggles International	35,259	1,193,517
Kforce	57,209	2,151,058
Korn/Ferry International	58,294	2,870,397
Robert Half International	30,707	2,161,159
TrueBlue [1]	41,400	1,078,470

		9,454,601

Road & Rail - 1.5%
Old Dominion Freight Line	7,064	1,139,141
Saia [1]	14,041	1,073,434
Werner Enterprises	33,452	1,182,528

		3,395,103

Total		52,387,488

Information Technology – 25.2%
Electronic Equipment, Instruments & Components - 15.8%
Benchmark Electronics	147,576	3,453,278
Celestica [1]	457,140	4,950,826
Electro Scientific Industries [1]	275,508	4,807,615
Fabrinet [1]	74,697	3,455,483
Insight Enterprises [1]	105,883	5,727,212
Methode Electronics	128,417	4,648,695
PC Connection	117,819	4,581,981
Sanmina Corporation [1]	9,552	263,635
Vishay Intertechnology	228,639	4,652,804

		36,541,529

Semiconductors & Semiconductor Equipment - 8.4%
Advanced Energy Industries [1]	96,948	5,007,364
Cohu	72,700	1,824,770
Kulicke & Soffa Industries	228,900	5,456,976
MKS Instruments	19,180	1,537,277
Silicon Motion Technology ADR	46,901	2,518,584
Xcerra Corporation [1]	228,562	3,261,580

		19,606,551

Technology Hardware, Storage & Peripherals - 1.0%
Super Micro Computer [1,3]	118,024	2,425,393

Total		58,573,473

Real Estate – 1.5%
Real Estate Management & Development - 1.5%
Marcus & Millichap [1]	103,010	3,575,477

Total		3,575,477

Utilities – 0.5%
Gas Utilities - 0.5%
Star Group L.P.	114,301	1,116,721

Total		1,116,721

TOTAL COMMON STOCKS
(Cost $172,540,066)		213,364,993

REPURCHASE AGREEMENT – 8.6%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $19,936,698 (collateralized
by obligations of various U.S. Government
Agencies, 3.75% due 11/15/43, valued at $20,335,052)
(Cost $19,936,000)		19,936,000

TOTAL INVESTMENTS – 100.6%
(Cost $192,476,066)		233,300,993

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.6)%		(1,334,808)

NET ASSETS – 100.0%		$231,966,185

SCHEDULES OF INVESTMENTS
ROYCE SMALL/MID-CAP PREMIER FUND
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 85.4%

Communication Services – 3.0%
Media - 3.0%
Media General (Rights) [1,4]	102,272	$0
Meredith Corporation	64,600	3,297,830
Nexstar Media Group Cl. A	29,131	2,371,263

Total		5,669,093

Consumer Discretionary – 15.7%
Auto Components - 2.9%
Dorman Products [1]	30,500	2,346,060
LCI Industries	28,200	2,334,960
Standard Motor Products	19,000	935,180

		5,616,200

Distributors - 4.5%
Core-Mark Holding Company	94,500	3,209,220
LKQ Corporation [1]	169,313	5,362,143

		8,571,363

Hotels, Restaurants & Leisure - 1.8%
Aramark	78,700	3,385,674

Household Durables - 0.8%
Meritage Homes [1]	37,285	1,487,671

Multiline Retail - 0.2%
Dollar Tree [1]	4,000	326,200

Specialty Retail - 3.6%
CarMax [1]	68,212	5,093,390
Children’s Place	14,500	1,853,100

		6,946,490

Textiles, Apparel & Luxury Goods - 1.9%
Wolverine World Wide	91,200	3,561,360

Total		29,894,958

Consumer Staples – 0.4%
Food Products - 0.4%
Cal-Maine Foods	9,700	468,510
Hormel Foods	7,100	279,740

Total		748,250

Financials – 8.8%
Capital Markets - 4.6%
Affiliated Managers Group	23,800	3,253,936
Lazard Cl. A	67,550	3,251,182
Oaktree Capital Group LLC Cl. A	32,700	1,353,780
SEI Investments	14,900	910,390

		8,769,288

Consumer Finance - 0.3%
Green Dot Cl. A [1]	6,500	577,330

Insurance - 3.9%
Alleghany Corporation	9,205	6,006,539
Berkley (W.R.)	18,010	1,439,539

		7,446,078

Total		16,792,696

Health Care – 3.7%
Health Care Equipment & Supplies - 0.9%
DENTSPLY SIRONA	10,700	403,818
Hill-Rom Holdings	15,000	1,416,000

		1,819,818

Life Sciences Tools & Services - 2.8%
Bio-Rad Laboratories Cl. A [1]	10,626	3,325,832
PerkinElmer	20,000	1,945,400

		5,271,232

Total		7,091,050

Industrials – 29.8%
Aerospace & Defense - 1.3%
Hexcel Corporation	35,370	2,371,559

Building Products - 2.3%
Lennox International	11,257	2,458,529
Simpson Manufacturing	26,000	1,883,960

		4,342,489

Commercial Services & Supplies - 1.1%
Cintas Corporation	2,700	534,087
Copart [1]	31,595	1,628,090

		2,162,177

Construction & Engineering - 2.4%
Valmont Industries	32,660	4,523,410

Electrical Equipment - 3.4%
Hubbell Cl. B	26,721	3,569,124
Sensata Technologies Holding [1]	59,750	2,960,612

		6,529,736

Industrial Conglomerates - 2.8%
Carlisle Companies	43,103	5,249,945

Machinery - 5.6%
Allison Transmission Holdings	65,000	3,380,650
Franklin Electric	21,960	1,037,610
Lincoln Electric Holdings	58,130	5,431,667
Westinghouse Air Brake Technologies	6,800	713,184

		10,563,111

Marine - 2.6%
Kirby Corporation [1]	60,700	4,992,575

Professional Services - 3.1%
IHS Markit [1]	33,104	1,786,292
ManpowerGroup	48,300	4,151,868

		5,938,160

Road & Rail - 1.8%
J.B. Hunt Transport Services	7,700	915,838
Landstar System	19,845	2,421,090

		3,336,928

Trading Companies & Distributors - 3.4%
Air Lease Cl. A	108,000	4,955,040
Diploma	13,585	250,727
Watsco	7,300	1,300,130

		6,505,897

Total		56,515,987

Information Technology – 6.8%
Electronic Equipment, Instruments & Components - 3.9%
AVX Corporation	58,000	1,046,900
FLIR Systems	62,290	3,828,966
Littelfuse	2,600	514,514
Zebra Technologies Cl. A [1]	11,150	1,971,655

		7,362,035

Semiconductors & Semiconductor Equipment - 2.9%
Cabot Microelectronics	17,590	1,814,760
Entegris	87,500	2,533,125
Rudolph Technologies [1]	46,700	1,141,815

		5,489,700

Total		12,851,735

Materials – 12.2%
Chemicals - 7.4%
Innospec	16,500	1,266,375
Minerals Technologies	76,846	5,194,790
NewMarket Corporation	5,362	2,174,345
Sensient Technologies	31,342	2,397,976
Westlake Chemical	36,350	3,021,048

		14,054,534

Containers & Packaging - 0.5%
Packaging Corporation of America	8,595	942,786

Metals & Mining - 1.8%
Reliance Steel & Aluminum	39,655	3,382,175

Paper & Forest Products - 2.5%
Stella-Jones	143,000	4,787,148

Total		23,166,643

Real Estate – 2.9%
Real Estate Management & Development - 2.9%
Jones Lang LaSalle	12,209	1,762,003
Kennedy-Wilson Holdings	107,439	2,309,939
Realogy Holdings	65,246	1,346,677

Total		5,418,619

Utilities – 2.1%
Gas Utilities - 2.1%
UGI Corporation	73,000	4,050,040

Total		4,050,040

TOTAL COMMON STOCKS
(Cost $137,700,636)		162,199,071

REPURCHASE AGREEMENT – 15.9%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $30,210,057 (collateralized
by obligations of various U.S. Government
Agencies, 2.875% due 5/15/43, valued at $30,813,523)
(Cost $30,209,000)		30,209,000

TOTAL INVESTMENTS – 101.3%
(Cost $167,909,636)		192,408,071

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.3)%		(2,426,605)

NET ASSETS – 100.0%		$189,981,466

SCHEDULES OF INVESTMENTS
ROYCE SMALLER-COMPANIES GROWTH FUND
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.6%

Communication Services – 1.2%
Diversified Telecommunication Services - 0.7%
Bandwidth Cl. A [1,2]	45,000	$2,410,650

Wireless Telecommunication Services - 0.5%
Boingo Wireless [1,2]	54,000	1,884,600

Total		4,295,250

Consumer Discretionary – 10.9%
Auto Components - 0.5%
LCI Industries	21,000	1,738,800

Hotels, Restaurants & Leisure - 3.0%
Dave & Busters Entertainment	66,000	4,370,520
Del Taco Restaurants [1]	230,700	2,724,567
Texas Roadhouse	55,000	3,810,950

		10,906,037

Household Durables - 0.7%
Lovesac Company [1,2]	102,200	2,552,956

Internet & Direct Marketing Retail - 1.9%
Gaia Cl. A [1]	121,000	1,863,400
Quotient Technology [1,2]	332,000	5,146,000

		7,009,400

Leisure Products - 1.2%
Callaway Golf	180,000	4,372,200

Multiline Retail - 0.7%
Ollies Bargain Outlet Holdings [1,2]	28,000	2,690,800

Specialty Retail - 2.3%
Dicks Sporting Goods	76,000	2,696,480
Five Below [1,2]	23,000	2,991,380
Monro	42,000	2,923,200

		8,611,060

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s	9,900	976,140
Columbia Sportswear	15,000	1,396,050

		2,372,190

Total		40,253,443

Consumer Staples – 1.8%
Food Products - 1.8%
Farmer Bros. [1]	109,000	2,877,600
Freshpet [1,2]	102,000	3,743,400

Total		6,621,000

Energy – 2.9%
Energy Equipment & Services - 0.5%
Pason Systems	130,000	1,971,664

Oil, Gas & Consumable Fuels - 2.4%
Centennial Resource Development Cl. A [1]	142,000	3,102,700
Magnolia Oil & Gas Cl. A [1,2]	216,000	3,242,160
Viper Energy Partners L.P.	60,000	2,526,000

		8,870,860

Total		10,842,524

Financials – 12.2%
Banks - 8.7%
Banc of California	148,000	2,797,200
Enterprise Financial Services	138,500	7,347,425
Great Western Bancorp	21,000	885,990
Live Oak Bancshares	60,700	1,626,760
Seacoast Banking Corporation of Florida [1]	146,000	4,263,200
ServisFirst Bancshares	85,000	3,327,750
Southern National Bancorp of Virginia	53,000	858,600
TriState Capital Holdings [1]	283,057	7,812,373
Veritex Holdings [1,2]	30,000	847,800
Webster Financial	43,000	2,535,280

		32,302,378

Capital Markets - 2.2%
MarketAxess Holdings	5,000	892,450
Northern Trust	51,000	5,208,630
PJT Partners Cl. A	18,000	942,300
WisdomTree Investments	117,000	992,160

		8,035,540

Thrifts & Mortgage Finance - 1.3%
Federal Agricultural Mortgage	30,043	2,168,504
LendingTree [1]	4,000	920,400
OceanFirst Financial	63,000	1,714,860

		4,803,764

Total		45,141,682

Health Care – 17.0%
Biotechnology - 5.8%
bluebird bio [1,2]	10,000	1,460,000
CASI Pharmaceuticals [1]	78,742	367,725
Myriad Genetics [1]	67,000	3,082,000
Oxford Biomedica [1]	179,000	2,133,374
Progenics Pharmaceuticals [1]	427,200	2,678,544
REGENXBIO [1]	28,000	2,114,000
Repligen [1,2]	27,000	1,497,420
Sangamo Therapeutics [1,2]	75,000	1,271,250
uniQure [1]	60,000	2,183,400
Veracyte [1]	247,150	2,360,283
Vericel Corporation [1]	180,000	2,547,000

		21,694,996

Health Care Equipment & Supplies - 7.0%
AxoGen [1]	60,000	2,211,000
Bovie Medical [1]	710,000	5,041,000
CONMED Corporation	24,000	1,901,280
CryoPort [1]	225,198	2,884,786
Inogen [1]	12,755	3,113,751
Penumbra [1]	17,000	2,544,900
Restoration Robotics [1,2]	982,000	2,847,800
ViewRay [1]	268,000	2,508,480
West Pharmaceutical Services	23,000	2,839,810

		25,892,807

Health Care Providers & Services - 1.0%
Apollo Medical Holdings [1]	85,984	1,897,667
HealthEquity [1]	19,000	1,793,790

		3,691,457

Life Sciences Tools & Services - 2.4%
Cambrex Corporation [1]	37,500	2,565,000
Harvard Bioscience [1]	458,600	2,407,650
Quanterix Corporation [1]	177,600	3,804,192

		8,776,842

Pharmaceuticals - 0.8%
Intersect ENT [1]	100,000	2,875,000

Total		62,931,102

Industrials – 15.4%
Aerospace & Defense - 2.9%
AeroVironment [1,2]	33,500	3,757,695
Cubic Corporation	25,000	1,826,250
KEYW Holding Corporation [1]	593,000	5,135,380

		10,719,325

Air Freight & Logistics - 2.6%
Air Transport Services Group [1,2]	163,000	3,499,610
Atlas Air Worldwide Holdings [1,2]	60,000	3,825,000
Forward Air	33,000	2,366,100

		9,690,710

Building Products - 0.6%
DIRTT Environmental Solutions [1]	388,000	1,961,553

Construction & Engineering - 1.0%
NV5 Global [1]	43,585	3,778,820

Electrical Equipment - 0.1%
American Superconducter [1]	50,000	347,500

Machinery - 3.2%
Kornit Digital [1,2]	177,000	3,876,300
Manitowoc Company [1,2]	126,000	3,022,740
Proto Labs [1,2]	16,000	2,588,000
Woodward	30,000	2,425,800

		11,912,840

Marine - 2.9%
Clarkson	129,976	4,574,090
Scorpio Bulkers	362,000	2,624,500
Star Bulk Carriers [1]	244,000	3,525,800

		10,724,390

Professional Services - 1.6%
ASGN [1,2]	20,000	1,578,600
GP Strategies [1]	259,000	4,364,150

		5,942,750

Trading Companies & Distributors - 0.5%
Lawson Products [1]	53,701	1,820,464

Total		56,898,352

Information Technology – 29.1%
Communications Equipment - 1.5%
Lumentum Holdings [1,2]	62,000	3,716,900
Quantenna Communications [1,2]	100,000	1,845,000

		5,561,900

Electronic Equipment, Instruments & Components - 6.1%
Airgain [1,2]	265,411	3,487,501
Coherent [1]	13,000	2,238,470
FLIR Systems	67,600	4,155,372
II-VI [1]	80,000	3,784,000
Iteris [1,2]	1,204,000	6,477,520
Knowles Corporation [1]	57,000	947,340
nLIGHT [1]	29,200	648,532
Seeing Machines [1]	7,875,700	785,287

		22,524,022

IT Services - 2.9%
Carbonite [1]	68,000	2,424,200
Unisys Corporation [1]	418,000	8,527,200

		10,951,400

Semiconductors & Semiconductor Equipment - 6.3%
AXT [1]	415,000	2,967,250
Brooks Automation	95,000	3,327,850
CyberOptics Corporation [1]	184,000	3,716,800
MagnaChip Semiconductor [1]	357,000	3,534,300
Silicon Laboratories [1]	29,000	2,662,200
Silicon Motion Technology ADR	51,000	2,738,700
Universal Display	37,000	4,362,300

		23,309,400

Software - 10.8%
Altair Engineering Cl. A [1]	20,000	869,000
Everbridge [1]	37,000	2,132,680
Five9 [1]	76,000	3,320,440
Instructure [1,2]	39,000	1,380,600
LivePerson [1,2]	229,000	5,942,550
Materialise ADR [1,2]	436,577	6,024,763
Paylocity Holding Corporation [1]	76,786	6,167,451
Pluralsight Cl. A [1,2]	40,000	1,280,000
QAD Cl. A	105,000	5,948,250
RingCentral Cl. A [1]	46,000	4,280,300
Yext [1]	109,000	2,583,300

		39,929,334

Technology Hardware, Storage & Peripherals - 1.5%
3D Systems [1]	98,000	1,852,200
USA Technologies [1]	507,000	3,650,400

		5,502,600

Total		107,778,656

Materials – 4.0%
Chemicals - 2.3%
Albemarle Corporation	20,000	1,995,600
American Vanguard	125,000	2,250,000
Kraton Corporation [1]	88,000	4,149,200

		8,394,800

Construction Materials - 0.6%
Eagle Materials	28,000	2,386,720

Metals & Mining - 1.1%
Cobalt 27 Capital [1]	415,000	2,062,710
Orocobre [1]	642,350	1,959,442

		4,022,152

Total		14,803,672

Real Estate – 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Community Healthcare Trust	128,000	3,965,440
CyrusOne	62,000	3,930,800

Total		7,896,240

TOTAL COMMON STOCKS
(Cost $256,451,108)		357,461,921

REPURCHASE AGREEMENT – 3.7%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $13,577,475 (collateralized
by obligations of various U.S. Government
Agencies, 3.75% due 11/15/43, valued at $13,851,170)
(Cost $13,577,000)		13,577,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 2.9%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-1.9054%)
(Cost $10,976,311)		10,976,311

TOTAL INVESTMENTS – 103.2%
(Cost $281,004,419)		382,015,232

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.2)%		(11,893,699)

NET ASSETS – 100.0%		$370,121,533

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 81.4%

Communication Services – 9.8%
Media - 9.8%
Meredith Corporation	1,225,000	$62,536,250
Scholastic Corporation	1,596,000	74,517,240

Total		137,053,490

Consumer Discretionary – 23.1%
Auto Components - 9.5%
Cooper Tire & Rubber	1,527,500	43,228,250
Gentex Corporation	920,000	19,743,200
Standard Motor Products [5]	1,405,000	69,154,100

		132,125,550

Automobiles - 0.7%
Winnebago Industries	290,000	9,613,500

Diversified Consumer Services - 3.2%
Strategic Education	330,000	45,219,900

Hotels, Restaurants & Leisure - 0.4%
Bowl America Cl. A [5]	343,000	5,110,700

Household Durables - 4.8%
Bassett Furniture Industries	455,911	9,688,109
Flexsteel Industries [5]	610,508	18,156,508
Hooker Furniture [5]	1,155,000	39,039,000

		66,883,617

Specialty Retail - 4.5%
Children’s Place	352,500	45,049,500
Haverty Furniture	830,000	18,343,000

		63,392,500

Total		322,345,767

Consumer Staples – 8.0%
Food & Staples Retailing - 2.9%
Weis Markets	940,000	40,796,000

Food Products - 4.2%
John B. Sanfilippo & Son [5]	815,000	58,174,700

Tobacco - 0.9%
Universal Corporation	204,754	13,309,010

Total		112,279,710

Energy – 0.9%
Energy Equipment & Services - 0.9%
RPC	770,000	11,919,600

Total		11,919,600

Industrials – 20.7%
Aerospace & Defense - 3.9%
National Presto Industries [5]	414,500	53,739,925

Building Products - 0.8%
Insteel Industries	311,200	11,165,856

Commercial Services & Supplies - 6.0%
Ennis	477,500	9,764,875
Herman Miller	291,600	11,197,440
UniFirst Corporation	365,000	63,382,250

		84,344,565

Construction & Engineering - 0.7%
Argan	227,600	9,786,800

Electrical Equipment - 4.6%
Hubbell Cl. B	480,000	64,113,600

Machinery - 3.7%
Gencor Industries [1,5]	874,612	10,539,075
Hurco Companies [5]	561,275	25,313,502
Wabash National	825,000	15,039,750

		50,892,327

Professional Services - 1.0%
Resources Connection	866,300	14,380,580

Trading Companies & Distributors - 0.0%
Central Steel and Wire (Escrow) [1,4]	3,788	115,496

Total		288,539,149

Information Technology – 15.3%
Electronic Equipment, Instruments & Components - 8.7%
AVX Corporation	3,630,000	65,521,500
Park Electrochemical	443,800	8,649,662
Vishay Intertechnology	2,330,000	47,415,500

		121,586,662

IT Services - 2.8%
Computer Services [3,5]	767,000	38,764,180

Semiconductors & Semiconductor Equipment - 3.8%
Kulicke & Soffa Industries	1,010,000	24,078,400
Teradyne	790,000	29,214,200

		53,292,600

Total		213,643,442

Materials – 0.6%
Metals & Mining - 0.6%
Kaiser Aluminum	82,000	8,942,920

Total		8,942,920

Real Estate – 3.0%
Real Estate Management & Development - 3.0%
Marcus & Millichap [1]	1,195,000	41,478,450

Total		41,478,450

TOTAL COMMON STOCKS
(Cost $759,803,035)		1,136,202,528

REPURCHASE AGREEMENT – 19.0%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $265,601,296 (collateralized
by obligations of various U.S. Government
Agencies, 3.75% due 11/15/43, valued at $270,906,223)
(Cost $265,592,000)		265,592,000

TOTAL INVESTMENTS – 100.4%
(Cost $1,025,395,035)		1,401,794,528

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.4)%		(6,084,696)

NET ASSETS – 100.0%		$1,395,709,832

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY MULTI-CAP FUND
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 87.1%

Consumer Discretionary – 21.4%
Distributors - 5.9%
Genuine Parts	40,000	$3,976,000

Hotels, Restaurants & Leisure - 3.8%
McDonald’s Corporation	15,200	2,542,808

Household Durables - 3.6%
Leggett & Platt	54,500	2,386,555

Specialty Retail - 8.1%
Lowe’s Companies	47,000	5,396,540

Total		14,301,903

Consumer Staples – 9.3%
Household Products - 9.3%
Kimberly-Clark	27,500	3,125,100
Procter & Gamble	37,500	3,121,125

Total		6,246,225

Industrials – 36.9%
Aerospace & Defense - 8.0%
General Dynamics	13,000	2,661,360
United Technologies	19,000	2,656,390

		5,317,750

Electrical Equipment - 3.2%
Emerson Electric	27,500	2,105,950

Industrial Conglomerates - 6.6%
Carlisle Companies	26,000	3,166,800
3M	6,000	1,264,260

		4,431,060

Machinery - 16.8%
Cummins	13,000	1,898,910
Illinois Tool Works	42,000	5,927,040
Parker Hannifin	18,500	3,402,705

		11,228,655

Professional Services - 2.3%
ManpowerGroup	18,000	1,547,280

Total		24,630,695

Information Technology – 15.2%
Communications Equipment - 6.2%
Cisco Systems	85,500	4,159,575

Technology Hardware, Storage & Peripherals - 9.0%
Apple	26,500	5,982,110

Total		10,141,685

Materials – 4.3%
Chemicals - 2.6%
NewMarket Corporation	4,283	1,736,799

Containers & Packaging - 1.7%
Packaging Corporation of America	10,500	1,151,745

Total		2,888,544

TOTAL COMMON STOCKS
(Cost $38,387,253)		58,209,052

REPURCHASE AGREEMENT – 13.2%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $8,825,309 (collateralized
by obligations of various U.S. Government
Agencies, 3.75% due 11/15/43, valued at $9,006,317)
(Cost $8,825,000)		8,825,000

TOTAL INVESTMENTS – 100.3%
(Cost $47,212,253)		67,034,052

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(232,530)

NET ASSETS – 100.0%		$66,801,522

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.3%

Communication Services – 2.2%
Diversified Telecommunication Services - 0.5%
ATN International	163,985	$12,115,212

Media - 1.3%
Gannett Company	279,717	2,799,967
Meredith Corporation	361,094	18,433,849
Saga Communications Cl. A	183,749	6,642,526

		27,876,342

Wireless Telecommunication Services - 0.4%
Telephone and Data Systems	269,558	8,202,650

Total		48,194,204

Consumer Discretionary – 7.1%
Auto Components - 1.7%
Gentex Corporation	907,041	19,465,100
LCI Industries	81,530	6,750,684
Nokian Renkaat	142,529	5,839,908
Standard Motor Products	80,756	3,974,810

		36,030,502

Automobiles - 0.5%
Thor Industries	141,287	11,825,722

Distributors - 0.4%
Weyco Group	233,624	8,218,892

Diversified Consumer Services - 0.2%
Strategic Education	26,947	3,692,548

Hotels, Restaurants & Leisure - 0.2%
Brinker International	36,370	1,699,570
Cheesecake Factory	67,965	3,638,846

		5,338,416

Household Durables - 1.3%
Bassett Furniture Industries	57,906	1,230,502
Ethan Allen Interiors	559,952	11,619,004
Flexsteel Industries	80,181	2,384,583
La-Z-Boy	425,418	13,443,209

		28,677,298

Internet & Direct Marketing Retail - 0.2%
Nutrisystem	114,657	4,248,042

Multiline Retail - 0.2%
Big Lots	34,194	1,428,967
Dillard’s Cl. A	33,893	2,587,392

		4,016,359

Specialty Retail - 2.0%
Aaron’s	34,765	1,893,302
American Eagle Outfitters	282,137	7,005,462
AutoCanada	532,901	5,623,381
Buckle (The)	130,266	3,002,631
Caleres	106,843	3,831,390
Cato Corporation (The) Cl. A	147,456	3,099,525
Children’s Place	34,719	4,437,088
DSW Cl. A	125,887	4,265,052
Penske Automotive Group	96,000	4,549,440
Shoe Carnival	114,686	4,415,411

		42,122,682

Textiles, Apparel & Luxury Goods - 0.4%
J.G. Boswell Company [3]	1,048	682,248
Movado Group	73,240	3,068,756
Steven Madden	75,112	3,973,425

		7,724,429

Total		151,894,890

Consumer Staples – 3.1%
Beverages - 0.1%
Compania Cervecerias Unidas ADR	87,717	2,447,304

Food & Staples Retailing - 0.6%
Village Super Market Cl. A	455,354	12,385,629

Food Products - 2.2%
Flowers Foods	278,006	5,187,592
Fresh Del Monte Produce	194,133	6,579,167
Hershey Creamery [3]	722	2,743,600
Lancaster Colony	103,670	15,468,601
Tootsie Roll Industries	550,818	16,111,427

		46,090,387

Household Products - 0.1%
WD-40 Company	16,453	2,831,561

Personal Products - 0.1%
Nu Skin Enterprises Cl. A	31,422	2,589,801

Total		66,344,682

Energy – 4.5%
Energy Equipment & Services - 3.7%
CARBO Ceramics [1]	99,038	718,026
Computer Modelling Group	973,000	6,365,385
Diamond Offshore Drilling [1]	158,467	3,169,340
Helmerich & Payne	186,499	12,825,536
Hi-Crush Partners L.P.	92,600	1,000,080
Pason Systems	946,023	14,347,997
SEACOR Holdings [1]	279,082	13,789,442
SEACOR Marine Holdings [1,2]	269,802	6,105,619
TGS-NOPEC Geophysical	530,159	21,606,972

		79,928,397

Oil, Gas & Consumable Fuels - 0.8%
Dorchester Minerals L.P.	257,825	5,259,630
PBF Energy Cl. A	73,957	3,691,194
Permian Basin Royalty Trust	703,552	5,600,274
Sabine Royalty Trust	9,401	396,252
San Juan Basin Royalty Trust	383,082	1,900,086

		16,847,436

Total		96,775,833

Financials – 31.0%
Banks - 9.7%
Ames National	235,046	6,405,004
Associated Banc-Corp	400,350	10,409,100
Bank of Hawaii	262,512	20,714,822
Bank of N.T. Butterfield & Son	48,300	2,504,838
Bank OZK	89,800	3,408,808
Bar Harbor Bankshares	151,538	4,352,171
BLOM Bank Cl. B GDR	225,597	2,154,451
BOK Financial	283,904	27,618,181
Camden National	200,792	8,722,405
Canadian Western Bank	531,861	14,041,312
City Holding Company	109,768	8,430,182
CNB Financial	218,310	6,300,427
Codorus Valley Bancorp	62,545	1,953,906
Farmers & Merchants Bank of Long Beach [3]	430	3,655,000
Financial Institutions	80,200	2,518,280
First Citizens BancShares Cl. A	62,739	28,375,595
First National Bank Alaska [3]	25,940	6,822,220
Landmark Bancorp	42,289	1,226,381
MidWestOne Financial Group	277,746	9,251,719
National Bankshares	127,600	5,799,420
Northrim BanCorp	128,893	5,355,504
Peapack-Gladstone Financial	430,635	13,302,315
Popular	238,193	12,207,391
State Bank Financial	38,537	1,163,047
Unity Bancorp	96,298	2,205,224

		208,897,703

Capital Markets - 10.9%
AllianceBernstein Holding L.P.	371,187	11,302,644
Apollo Global Management LLC Cl. A	256,203	8,851,814
Ares Management L.P.	1,204,067	27,934,354
Artisan Partners Asset Management Cl. A	192,000	6,220,800
Ashmore Group	2,509,996	11,908,368
Associated Capital Group Cl. A	169,226	7,200,566
Bolsa Mexicana de Valores	4,831,182	9,884,897
Cohen & Steers	321,971	13,075,242
Coronation Fund Managers	470,890	1,794,485
Edmond de Rothschild (Suisse)	219	3,659,670
Egyptian Financial Group-Hermes
Holding Company [1]	1,298,385	1,254,188
Federated Investors Cl. B	603,275	14,550,993
GAMCO Investors Cl. A	225,730	5,286,597
Houlihan Lokey Cl. A	114,825	5,159,087
KKR & Co. Cl. A	538,863	14,694,794
Moelis & Company Cl. A	70,287	3,851,728
Morningstar	29,992	3,775,993
MVC Capital	289,585	2,794,495
Oaktree Capital Group LLC Cl. A	429,100	17,764,740
Oaktree Specialty Lending	248,411	1,232,119
Och-Ziff Capital Management Group LLC Cl. A	615,026	910,238
Pzena Investment Management Cl. A	124,018	1,183,132
Rothschild & Co	90,042	3,815,831
Sprott	3,450,000	8,039,717
TMX Group	283,861	19,051,531
Value Partners Group	9,631,870	7,665,287
Virtu Financial Cl. A	398,104	8,141,227
Vontobel Holding	64,993	4,589,377
Waddell & Reed Financial Cl. A	91,564	1,939,325
Westwood Holdings Group	155,629	8,052,244

		235,585,483

Diversified Financial Services - 0.1%
First Pacific	638,477	314,820
Jefferies Financial Group	122,251	2,684,632

		2,999,452

Insurance - 8.8%
Alleghany Corporation	38,230	24,946,222
Assured Guaranty	271,314	11,457,590
E-L Financial	44,018	27,782,816
Employers Holdings	70,161	3,178,293
Erie Indemnity Cl. A	222,695	28,400,293
First American Financial	70,330	3,628,325
Gallagher (Arthur J.) & Co.	55,575	4,137,003
Horace Mann Educators	17,277	775,737
James River Group Holdings	152,477	6,498,570
Kingstone Companies	109,364	2,077,916
Mercury General	102,783	5,155,595
National Western Life Group Cl. A	5,464	1,744,109
Old Republic International	493,421	11,042,762
ProAssurance Corporation	394,621	18,527,456
Protective Insurance Cl. B	230,445	5,288,713
Reinsurance Group of America	89,164	12,889,548
RLI Corp.	117,102	9,201,875
Selective Insurance Group	13,236	840,486
State Auto Financial	158,823	4,850,454
Universal Insurance Holdings	87,285	4,237,687
White Mountains Insurance Group	2,179	2,039,261

		188,700,711

Thrifts & Mortgage Finance - 1.5%
Genworth MI Canada	528,402	17,423,173
Southern Missouri Bancorp	74,679	2,783,286
Timberland Bancorp	123,016	3,843,020
TrustCo Bank Corp. NY	1,036,233	8,807,980

		32,857,459

Total		669,040,808

Health Care – 1.9%
Health Care Equipment & Supplies - 1.3%
Atrion Corporation	8,185	5,686,938
Hill-Rom Holdings	114,759	10,833,250
Meridian Bioscience	141,351	2,106,130
Teleflex	36,513	9,715,744

		28,342,062

Health Care Providers & Services - 0.5%
Chemed Corporation	18,667	5,965,600
Ensign Group (The)	113,108	4,289,055

		10,254,655

Pharmaceuticals - 0.1%
Recordati	91,094	3,084,100

Total		41,680,817

Industrials – 26.0%
Aerospace & Defense - 0.9%
HEICO Corporation	198,827	18,413,368
Magellan Aerospace	125,700	1,766,311

		20,179,679

Air Freight & Logistics - 0.8%
Expeditors International of Washington	247,926	18,229,999

Airlines - 1.0%
Allegiant Travel	71,736	9,096,125
Hawaiian Holdings	325,363	13,047,056

		22,143,181

Building Products - 1.0%
A. O. Smith Corporation	247,749	13,222,364
Apogee Enterprises	174,047	7,191,622

		20,413,986

Commercial Services & Supplies - 5.4%
ABM Industries	434,743	14,020,462
Deluxe Corporation	30,874	1,757,965
Ennis	163,629	3,346,213
Herman Miller	225,388	8,654,899
HNI Corporation	322,396	14,262,799
Kimball International Cl. B	1,123,688	18,821,774
McGrath RentCorp	259,846	14,153,812
MSA Safety	138,913	14,785,900
Pitney Bowes	112,082	793,540
Ritchie Bros. Auctioneers	585,743	21,162,895
Tetra Tech	20,496	1,399,877
UniFirst Corporation	19,261	3,344,673

		116,504,809

Construction & Engineering - 1.3%
Argan	187,000	8,041,000
Comfort Systems USA	145,778	8,221,879
EMCOR Group	51,357	3,857,424
KBR	364,467	7,701,188

		27,821,491

Electrical Equipment - 2.1%
EnerSys	49,164	4,283,659
Hubbell Cl. B	196,973	26,309,684
LSI Industries	827,785	3,807,811
Preformed Line Products	154,081	10,828,813

		45,229,967

Industrial Conglomerates - 0.9%
Raven Industries	430,862	19,711,937

Machinery - 8.8%
Alamo Group	63,140	5,784,255
American Railcar Industries	154,669	7,130,241
Federal Signal	80,056	2,143,900
Franklin Electric	500,197	23,634,308
Gorman-Rupp Company (The)	309,167	11,284,596
Greenbrier Companies (The)	94,392	5,672,959
Hillenbrand	24,064	1,258,547
Kadant	22,650	2,442,803
Lincoln Electric Holdings	133,215	12,447,610
Lindsay Corporation	143,818	14,416,316
Miller Industries	358,456	9,642,466
Mueller Industries	290,574	8,420,835
Nordson Corporation	41,828	5,809,909
Standex International	40,308	4,202,109
Starrett (L.S.) Company (The) Cl. A [1,5]	400,857	2,405,142
Sun Hydraulics	140,290	7,685,086
Tennant Company	263,500	20,012,825
Trinity Industries	510,053	18,688,342
Wabash National	804,518	14,666,363
Woodward	144,428	11,678,448

		189,427,060

Marine - 0.9%
Clarkson	526,371	18,523,947

Professional Services - 2.3%
Exponent	113,428	6,079,741
Forrester Research	36,977	1,697,244
Heidrick & Struggles International	125,728	4,255,893
Kforce	105,446	3,964,770
Korn/Ferry International	116,914	5,756,845
ManpowerGroup	277,557	23,858,800
Robert Half International	56,846	4,000,821

		49,614,114

Road & Rail - 0.1%
Werner Enterprises	75,098	2,654,714

Trading Companies & Distributors - 0.4%
Applied Industrial Technologies	41,450	3,243,462
Systemax	187,538	6,177,502

		9,420,964

Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico	96,468	1,055,405

Total		560,931,253

Information Technology – 6.4%
Communications Equipment - 0.1%
ADTRAN	126,880	2,239,432
TESSCO Technologies	39,149	597,022

		2,836,454

Electronic Equipment, Instruments & Components - 4.0%
AVX Corporation	871,852	15,736,929
Bel Fuse Cl. A	19,293	407,661
Benchmark Electronics	338,413	7,918,864
Methode Electronics	635,956	23,021,607
National Instruments	224,871	10,868,016
PC Connection	288,418	11,216,576
Vishay Intertechnology	854,032	17,379,551

		86,549,204

IT Services - 0.1%
MAXIMUS	47,442	3,086,576

Semiconductors & Semiconductor Equipment - 2.0%
Cohu	207,512	5,208,551
Kulicke & Soffa Industries	532,683	12,699,163
MKS Instruments	231,234	18,533,405
Silicon Motion Technology ADR	86,850	4,663,845
Xperi	55,763	828,081

		41,933,045

Software - 0.2%
Ebix	46,674	3,694,247

Total		138,099,526

Materials – 11.2%
Chemicals - 5.9%
Albemarle Corporation	126,900	12,662,082
Balchem Corporation	125,400	14,056,086
Cabot Corporation	294,888	18,495,375
Chase Corporation	183,455	22,042,118
FutureFuel Corporation	201,809	3,741,539
Innospec	28,121	2,158,287
Minerals Technologies	86,800	5,867,680
Quaker Chemical	176,993	35,789,754
Trinseo	31,709	2,482,815
Umicore	187,280	10,474,159

		127,769,895

Containers & Packaging - 2.0%
AptarGroup	95,638	10,304,038
Greif Cl. A	179,342	9,623,492
Mayr-Melnhof Karton	49,643	6,236,434
Sonoco Products	290,604	16,128,522

		42,292,486

Metals & Mining - 2.8%
Alamos Gold Cl. A	866,066	3,976,132
Carpenter Technology	115,267	6,794,990
Compass Minerals International	211,744	14,229,197
Ferroglobe (Warranty Insurance Trust) [1,4]	569,803	0
Franco-Nevada Corporation	69,207	4,328,898
Gold Fields ADR	1,260,816	3,051,175
Haynes International	240,815	8,548,932
Reliance Steel & Aluminum	25,231	2,151,952
Royal Gold	17,277	1,331,366
Schnitzer Steel Industries Cl. A	104,559	2,828,321
Worthington Industries	303,867	13,175,673

		60,416,636

Paper & Forest Products - 0.5%
Domtar Corporation	97,329	5,077,654
Neenah	33,839	2,920,306
Pope Resources L.P.	12,075	851,288
Resolute Forest Products [1]	82,800	1,072,260
Schweitzer-Mauduit International	34,824	1,334,107

		11,255,615

Total		241,734,632

Real Estate – 1.5%
Equity Real Estate Investment Trusts (REITs) - 0.7%
CBL & Associates Properties	260,275	1,038,497
Kite Realty Group Trust	92,600	1,541,790
Lexington Realty Trust	303,511	2,519,142
PotlatchDeltic Corporation	207,860	8,511,867

		13,611,296

Real Estate Management & Development - 0.8%
Kennedy-Wilson Holdings	832,200	17,892,300

Total		31,503,596

Utilities – 2.4%
Electric Utilities - 0.5%
ALLETE	134,248	10,069,942

Gas Utilities - 0.1%
Star Group L.P.	304,113	2,971,184

Water Utilities - 1.8%
Aqua America	408,181	15,061,879
SJW Group	318,275	19,462,516
York Water	138,001	4,195,231

		38,719,626

Total		51,760,752

TOTAL COMMON STOCKS
(Cost $1,230,598,800)		2,097,960,993

	PRINCIPAL
	AMOUNT
CORPORATE BOND – 0.2%
Unit Corporation 6.625%
due 5/15/21
(Cost $3,939,797)	$4,411,900	4,411,900

REPURCHASE AGREEMENT – 2.7%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $58,785,057 (collateralized
by obligations of various U.S. Government
Agencies, 2.875%-3.75% due 2/15/43-11/15/43, valued at
$59,962,253)
(Cost $58,783,000)		58,783,000

TOTAL INVESTMENTS – 100.2%
(Cost $1,293,321,597)		2,161,155,893

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(5,207,873)

NET ASSETS – 100.0%		$2,155,948,020

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at September 30, 2018.
[3]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[4]
Securities for which market quotations are not readily available represent 0.0%, 0.4%, 0.0%, 0.0% and 0.0% of net assets for Royce Low-Priced Stock Fund, Royce Micro-Cap Fund, Royce Small/Mid-Cap Premier Fund, Royce Special Equity Fund and Royce Total Return Fund. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[5]
At September 30, 2018, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Securities of International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

Tax Information:
At September 30, 2018, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized

	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Royce Dividend Value Fund	$104,528,965	$61,662,209	$65,163,134	$3,500,925
Royce Global Financial Services Fund	39,277,113	11,580,207	13,723,351	2,143,144
Royce International Discovery Fund	7,091,769	6,831	308,449	301,618
Royce International Premier Fund	262,109,331	18,690,848	27,710,554	9,019,706
Royce Low-Priced Stock Fund	215,298,354	53,621,734	67,317,076	13,695,342
Royce Micro-Cap Fund	143,749,081	53,871,279	62,858,763	8,987,484
Royce Micro-Cap Opportunity Fund	37,350,879	8,743,338	10,971,005	2,227,667
Royce Opportunity Fund	1,131,093,955	177,377,116	268,202,085	90,824,969
Royce Pennsylvania Mutual Fund	1,329,946,586	801,052,661	838,321,000	37,268,339
Royce Premier Fund	1,249,051,383	1,058,441,471	1,059,800,644	1,359,173
Royce Small-Cap Leaders Fund	61,877,699	17,555,341	18,598,632	1,043,291
Royce Small-Cap Value Fund	192,580,086	40,720,907	46,288,796	5,567,889
Royce Small/Mid-Cap Premier Fund	167,992,726	24,415,345	27,273,377	2,858,032
Royce Smaller-Companies Growth Fund	281,677,878	100,337,354	109,073,882	8,736,528
Royce Special Equity Fund	1,025,440,838	376,353,690	400,743,368	24,389,678
Royce Special Equity Multi-Cap Fund	47,212,253	19,821,799	20,538,758	716,959
Royce Total Return Fund	1,293,952,238	867,203,655	911,191,201	43,987,546

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2018. For a detailed breakout of common stocks by sector classification or country, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Royce Dividend Value Fund
Common Stocks	$163,656,174	$–	$–	$163,656,174
Cash Equivalents	–	2,535,000	–	2,535,000
Royce Global Financial Services Fund
Common Stocks	50,327,320	–	–	50,327,320
Cash Equivalents	–	530,000	–	530,000
Royce International Discovery Fund
Common Stocks	6,905,600	–	–	6,905,600
Cash Equivalents	–	193,000	–	193,000
Royce International Premier Fund
Common Stocks	257,627,179	–	–	257,627,179
Cash Equivalents	–	23,173,000	–	23,173,000
Royce Low-Priced Stock Fund
Common Stocks	247,719,753	3,699,420	0	251,419,173
Cash Equivalents	4,941,915	12,559,000	–	17,500,915
Royce Micro-Cap Fund
Common Stocks	183,300,763	1,297,650	828,000	185,426,413
Cash Equivalents	6,508,947	5,685,000	–	12,193,947
Royce Micro-Cap Opportunity Fund
Common Stocks	42,876,594	472,623	–	43,349,217
Cash Equivalents	–	2,745,000	–	2,745,000
Royce Opportunity Fund
Common Stocks	1,188,677,197	4,372,845	–	1,193,050,042
Cash Equivalents	23,277,029	92,144,000	–	115,421,029
Royce Pennsylvania Mutual Fund
Common Stocks	2,055,722,824	2,587,738	–	2,058,310,562
Cash Equivalents	25,212,685	47,476,000	–	72,688,685
Royce Premier Fund
Common Stocks	2,098,369,854	–	–	2,098,369,854
Cash Equivalents	–	209,123,000	–	209,123,000
Royce Small-Cap Leaders Fund
Common Stocks	70,594,096	–	–	70,594,096
Cash Equivalents	307,944	8,531,000	–	8,838,944
Royce Small-Cap Value Fund
Common Stocks	210,939,600	2,425,393	–	213,364,993
Cash Equivalents	–	19,936,000	–	19,936,000
Royce Small/Mid-Cap Premier Fund
Common Stocks	162,199,071	–	0	162,199,071
Cash Equivalents	–	30,209,000	–	30,209,000
Royce Smaller-Companies Growth Fund
Common Stocks	357,461,921	–	–	357,461,921
Cash Equivalents	10,976,311	13,577,000	–	24,553,311
Royce Special Equity Fund
Common Stocks	1,097,322,852	38,764,180	115,496	1,136,202,528
Cash Equivalents	–	265,592,000	–	265,592,000
Royce Special Equity Multi-Cap Fund
Common Stocks	58,209,052	–	–	58,209,052
Cash Equivalents	–	8,825,000	–	8,825,000
Royce Total Return Fund
Common Stocks	2,084,057,925	13,903,068	0	2,097,960,993
Corporate Bond	–	4,411,900	–	4,411,900
Cash Equivalents	–	58,783,000	–	58,783,000

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Funds recognize transfers between levels as of the end of the reporting period. For the nine months ended September 30, 2018, the following Funds had securities transfer from Level 1 to Level 2 and from Level 2 to Level 1 within the fair value hierarchy:

	Transfers From	Transfers From
	Level 1 to Level 2	Level 2 to Level 1

Royce Dividend Value Fund	$–	$30,961,870
Royce Global Financial Services Fund	–	11,262,507
Royce International Discovery Fund	–	1,350,373
Royce International Premier Fund	–	160,017,499
Royce Low-Priced Stock Fund	2,525,595	11,211,919
Royce Micro-Cap Fund	1,297,650	4,103,634
Royce Micro-Opportunity Fund	389,339	–
Royce Opportunity Fund	1,802,777	–
Royce Pennsylvania Mutual Fund	2,587,738	46,223,204
Royce Premier Fund	–	74,912,077
Royce Small-Cap Leaders Fund	–	1,706,132
Royce Small-Cap Value Fund	2,425,393	–
Royce Small/Mid-Cap Premier Fund	–	250,727
Royce Smaller-Companies Growth Fund	–	7,318,819
Royce Total Return Fund	–	100,767,545

Level 3 Reconciliation:

	Balance as			Realized	Unrealized	Balance as
	of 12/31/17	Purchases	Sales	Gain (Loss)	Gain (Loss)	of 9/30/18

Royce Low-Priced Stock Fund
Common Stocks	$0	$–	$–	$–	$–	$0
Royce Micro-Cap Fund
Common Stocks	828,000	–	0	(37,370)	37,370	828,000
Royce Small/Mid-Cap Premier Fund
Common Stocks	0	–	–	–	–	0
Royce Special Equity Fund
Common Stocks	–	0	–	–	115,496	115,496
Royce Total Return Fund
Common Stocks	0	–	–	–	–	0

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	9/30/18	Technique(s)	Input(s)	Range Average	Input[1]

Royce Micro-Cap Fund
		Discounted Present Value
Common Stocks	$828,000	Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at September 30, 2018 are overnight and continuous.

Securities Lending:

The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents, which are invested temporarily by the custodian, as well as non-cash collateral, which includes short and long-term U.S. Treasuries. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce. The market value of non-cash collateral held by the Funds at September 30, 2018 was as follows:

Royce Low-Priced Stock Fund	$9,525,223	Royce Small-Cap Value Fund	$786,051

Royce Micro-Cap Fund	4,595,659	Royce Smaller-Companies Growth Fund	36,329,954
Royce Opportunity Fund	61,443,083	Royce Total Return Fund	1,416,031
Royce Pennsylvania Mutual Fund	30,149,069

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2018:

						Change in Net
		Market			Realized	Unrealized			Market
	Shares	Value	Cost of	Proceeds	Gain	Appreciation	Dividend	Shares	Value
Affiliated Company	12/31/17	12/31/17	Purchases	from Sales	(Loss)	(Depreciation)	Income	9/30/18	9/30/18

Royce Opportunity Fund
Dixie Group[1]	849,935	$3,272,250	$16,265	$650,179	$(1,100,544)	$(580,400)	$–
Echelon Corporation[1]	230,152	1,298,057	–	1,756,837	(2,919,936)	3,378,716	–
Noranda Aluminum Holding
Corporation[1]	593,726	7,718	–	4,223	596	5,672	–
Northwest Pipe[1]	489,326	9,365,700	464,640	1,717,984	314,814	2,525	–
SigmaTron International[1]	282,757	2,867,156	–	805,555	(260,103)	(834,193)	–
		16,810,881			(3,965,173)	1,972,320	–
Royce Pennsylvania Mutual Fund
Preformed Line Products[1]	260,064	18,477,547	165,580	1,748,357	787,828	(863,188)	100,867
		18,477,547			787,828	(863,188)	100,867
Royce Premier Fund
CIRCOR International	878,443	42,762,605	15,450,289	–	–	1,610,648	–	1,259,443	$59,823,542
		42,762,605			–	1,610,648	–
Royce Special Equity Fund
Bassett Furniture Industries[1]	781,000	29,365,600	1,505,653	9,812,349	(1,366,554)	(10,004,241)	240,367
Bowl America Cl. A	343,000	5,145,000	–	–	–	(34,300)	174,930	343,000	5,110,700
Capella Education[1]	588,000	45,511,200	–	7,254,354	2,952,057	(41,208,903)	505,680
Computer Services	756,000	35,222,040	505,536	–	–	3,036,604	749,490	767,000	38,764,180
CSS Industries[1]	695,900	19,366,897	–	14,658,217	908,590	(5,617,270)	69,540
Flexsteel Industries	567,000	26,524,260	1,651,807	–	–	(10,019,559)	387,742	610,508	18,156,508
Gencor Industries	521,979	8,638,752	5,397,440	–	–	(3,497,117)	–	874,612	10,539,075
Hooker Furniture	1,127,000	47,841,150	1,075,434	–	–	(9,877,584)	480,900	1,155,000	39,039,000
Hurco Companies	525,000	22,155,000	1,606,992	–	–	1,551,510	230,700	561,275	25,313,502
John B. Sanfilippo & Son	726,500	45,951,125	5,982,863	–	–	6,240,712	1,912,500	815,000	58,174,700
National Presto Industries	469,000	46,642,050	411,066	7,138,317	2,944,792	10,880,334	2,820,000	414,500	53,739,925
Park Electrochemical[1]	1,557,000	30,595,050	–	22,751,144	(2,682,001)	3,487,757	3,901,620
Standard Motor Products	1,350,000	60,628,500	2,768,106	251,930	7,955	6,001,469	883,470	1,405,000	69,154,100
		423,586,624			2,764,839	(49,060,588)	12,356,939		317,991,690
Royce Total Return Fund
Mueller (Paul) Company[1]	100,714	3,927,846	–	3,406,891	(91,602)	(429,353)	–
Starrett (L.S.) Company (The) Cl. A	439,557	3,780,190	–	242,466	(734,709)	(397,873)	–	400,857	2,405,142
		7,708,036			(826,311)	(827,226)	–		2,405,142

[1]Not an Affiliated Company at September 30, 2018.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund

By:

/s/ Christopher D. Clark

Christopher D. Clark

President, The Royce Fund

Date: November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark

President, The Royce Fund

Date: November 26, 2018

By:

/s/ Peter K. Hoglund

Peter K. Hoglund

Treasurer, The Royce Fund

Date: November 26, 2018